[PHOTOGRAPH]


SEMI-ANNUAL REPORT


                                   PRESTIGE ADVISOR SERIES

                                                                  2000
  Nationwide(R)
   Family of Funds                                              April 30, 2000

[PHOTOGRAPH]


MESSAGE

     TO SHAREHOLDERS APRIL 30, 2000


     At fiscal year-end 1999, we introduced you to Villanova Capital, the new asset management arm of Nationwide Financial. At that time, our theme was that of future growth-in our investment management capabilities, in our product offerings, and in the tools that we provide to our investors and their advisors. Today, just six months later, we have taken several giant steps toward achieving that growth.
- In March 2000, Nationwide agreed to acquire Gartmore Investment Management, plc, a London-based investment management services company with more than $85 billion in assets under management (as of March 31, 2000). Villanova Capital will work in partnership with Gartmore to bring international investment capabilities to our U.S. clients.
- Over the past six months, we have successfully expanded Villanova Capital's investment capabilities in the U.S. with the hiring of several key portfolio managers, the introduction of new investment offerings, and, where appropriate, the realignment of portfolio management responsibilities.

     Each step reflects Villanova Capital's firm commitment to providing investors with a broad range of innovative, high-value products managed by seasoned investment professionals.


EXPANDED INVESTMENT
MANAGEMENT CAPABILITIES
     We start the second half of our fiscal year with significantly expanded investment capabilities. Since December 1999, Villanova has hired three highly regarded portfolio managers: Christopher Baggini, former manager of the ARK Capital Growth Fund; Curtiss Barrows, former co-manager of the Morgan Grenfell High-Yield Bond Fund; and Aaron Harris, former lead manager of the Nicholas-Applegate Global Technology Fund.
     In addition, Villanova formed a strategic venture in January 2000 with NorthPointe Capital, a management firm specializing in small-cap value investments. NorthPointe portfolio managers Jeffrey Petherick and Mary Champagne were formerly with Loomis, Sayles & Company.
     This new managerial talent, combined with our stable value team at Morley Financial Services (a wholly owned subsidiary of Villanova) and well-respected "veterans" like the Nationwide Fund's Chuck Bath, have broadened our investment capabilities and enabled Villanova to introduce new funds to the Nationwide Family.

NEW INVESTMENT OFFERINGS
     The Nationwide Family of Funds now features five new mutual fund investments, including the NATIONWIDE VALUE OPPORTUNITIES FUND, a small-cap value equity fund managed by NorthPointe Capital; the NATIONWIDE HIGH YIELD BOND FUND, managed by Curtiss Barrows; and the MORLEY ENHANCED INCOME FUND, a short-term fixed income fund managed by Morley Financial Services. In addition, two index funds are available: the NATIONWIDE S&P 500 INDEX FUND and the NATIONWIDE INTERNATIONAL INDEX FUND.
     We will continue to expand our U.S.-based investment capabilities and product offerings in the months ahead. In addition, Villanova's partnership with U.K.-based Gartmore will help provide the foundation we need to develop a robust international product line.

CHANGES IN PORTFOLIO MANAGEMENT
     As we build added momentum in our investment management capabilities, we continually evaluate how to match manager skills and expertise with existing product offerings. Villanova Capital recently announced two portfolio management changes:
- Chris Baggini, who is fully dedicated to managing Villanova's large-cap growth portfolios, was named manager of the NATIONWIDE GROWTH FUND, effective in March 2000.
- Aaron Harris, who leads Villanova's development of investment capabilities in the technology sector, was appointed manager of the NATIONWIDE MID CAP GROWTH FUND, effective in April 2000.
     These changes are designed to best align our products with the strengths of individual members of our portfolio management team. At the same time, we will continue to emphasize the importance of staying true to each fund's stated objective and strategy and delivering what we promise to investors.

THE PERIOD IN REVIEW
     Our Prestige Advisor Series, which marked one year of performance at the close of fiscal 1999, offers investors the opportunity to choose from a selection of funds that are sub-advised by nationally recognized money managers. These managers are selected and monitored by Villanova Mutual Fund Capital Trust, the series' investment adviser.
     For the period November 1999 through April 2000, these funds trailed their respective benchmarks. The six-month period included two divergent phases for the stock market--one marked by the continued strength in the technology sector, the other by a rotation into value stocks.
     The sub-par performance of the Prestige funds can be attributed in part to reluctance by the portfolio managers to make top-heavy bets on the technology sector. Indeed, while technology stocks retreated sharply in March and April after rallying substantially in 1999 and in the beginning of 2000, the sky-high valuations of many of these issues are still difficult to justify on a fundamental basis. What's more, the impressive returns of the benchmark indexes were for the most part the result of very large gains in a narrow group of stocks. The 15.6% gain in the Prestige Small Cap Fund, for example, trailed the advance of the unmanaged Russell 2000 Index, which was propelled primarily by a select list of technology-oriented growth stocks.
     The unmanaged Standard & Poor's 500 Index, a barometer of large, predominantly U.S.-based companies, rose 7.2% during the period. The unmanaged Russell 2000 Index, a measure of the performance of smaller stocks, added
18.7%, while the unmanaged Standard & Poor's MidCap 400 Index improved 21.3%. The Morgan Stanley Capital International EAFE Index, an unmanaged indicator of performance among international stocks, rose 6.8%.
     In the bond market, the U.S. Treasury made news early in the year by announcing its intention to repurchase a substantial amount of debt held by the public. The Federal Reserve continued in its effort to slow the U.S. economy, raising short-term interest rates three times from November through April. The economy continued to show strength through this period, and it remains a possibility that the Fed will lift rates further this year.

THE PERIOD AHEAD
     As we look ahead to the second half of the fiscal year, we realize that the markets' recent roller-coaster ride has shaken many investors who, for more than a decade, enjoyed a fairly comfortable rise. Now more than ever, investors--and those who serve them--need to feel comfortable that the firm to which they entrust their assets has a clear vision, a solid long-term plan, and the determination to follow both.
     We are committed to continuing to help our shareholders achieve their goals through a broad array of investment offerings and high-quality services, backed by the professionalism they have come to expect from Villanova Capital.



/s/ PAUL J. HONDROS
    PRESIDENT
    CHIEF EXECUTIVE OFFICER
    VILLANOVA CAPITAL


CONTENTS                                                        [PHOTOGRAPH]

--
 1 Message to
   Shareholders

--
 2 Fund Highlights

--
 5 Large Cap Value Fund

--
 8 Large Cap Growth Fund

--
13 Balanced Fund

--
20 Small Cap Fund

--
26 International Fund

--
30 Statements of Assets
   and Liabilities

--
32 Statements of
   Operations

--
33 Statements of Changes
   in Net Assets

--
36 Financial Highlights

--
39 Notes to Financial
   Statements

--
49 Trustees and
   Officers

PRESTIGE ADVISOR SERIES(SM)  HIGHLIGHTS
--------------------------------------------------------------------------------

PRESTIGE LARGE CAP VALUE FUND

FUND PERFORMANCE - INSTITUTIONAL SERVICE CLASS(*)
$10,000 Lump Sum Investment


                                    [GRAPH]



                INITIAL PRESTIGE        REINVESTED DISTRIBUTIONS
                LARGE CAP VALUE         PRESTIGE LARGE CAP VALUE

11/2/98             10,000                     10,000

4/30/99             11,270                     11,314

4/30/00             10,070                     10,238

THE VALUE OF AN INVESTMENT IN THE LARGE CAP VALUE FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 MADE ON 11/02/98 (THE FUND'S INCEPTION
DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND RETURN OF 1.59% FOR THE PERIOD ENDED APRIL 30, 2000. THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $10,238. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO FRONT-END SALES CHARGES.



PRESTIGE LARGE CAP GROWTH FUND

FUND PERFORMANCE - INSTITUTIONAL SERVICE CLASS(*)
$10,000 Lump Sum Investment


                                    [GRAPH]



                REINVESTED DISTRIBUTIONS         INITIAL PRESTIGE
                PRESTIGE LARGE CAP GROWTH        LARGE CAP GROWTH

11/2/98               10,000                          10,000

4/30/99               12,590                          12,590

4/30/00               15,752                          15,540

THE VALUE OF AN INVESTMENT IN THE LARGE CAP GROWTH FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 MADE ON 11/02/98 (THE FUND'S INCEP-TION DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND RETURN OF 35.64% FOR THE PERIOD ENDED APRIL 30, 2000. THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $15,752. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUC-TUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO FRONT-END SALES CHARGES.

(*)FORMERLY KNOWN AS CLASS Y.



TOP FIVE HOLDINGS
(Composition Subject to Change)
As of April 30, 2000                    VALUE          PORTFOLIO%
--------------------------------------------------------------------------------
Advanced Micro Devices                $1,430,325           4.79%
--------------------------------------------------------------------------------
United Health Group Inc.              $1,033,656           3.46%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                     $1,002,168           3.36%
--------------------------------------------------------------------------------
Wells Fargo Co.                       $  932,118           3.12%
--------------------------------------------------------------------------------
Fed Ex Corp.                          $  878,119           2.93%
--------------------------------------------------------------------------------




TOP FIVE HOLDINGS
(Composition Subject to Change)
As of April 30, 2000                    VALUE          PORTFOLIO%
--------------------------------------------------------------------------------
General Electric Co.                  $3,223,624           6.38%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                   $3,022,705           5.98%
--------------------------------------------------------------------------------
Intel Corp.                           $2,333,349           4.62%
--------------------------------------------------------------------------------
Microsoft Corp.                       $1,604,249           3.16%
--------------------------------------------------------------------------------
Oracle Corp.                          $1,151,100           2.27%
--------------------------------------------------------------------------------



2   N  A  T  I  O  N  W  I  D  E

PRESTIGE ADVISOR SERIES(SM)  HIGHLIGHTS CONTINUED                        [PHOTO]
--------------------------------------------------------------------------------

PRESTIGE BALANCED FUND

FUND PERFORMANCE - INSTITUTIONAL SERVICE CLASS(*)
$10,000 Lump Sum Investment



                                    [GRAPH]



                REINVESTED DISTRIBUTIONS         INITIAL PRESTIGE
                    PRESTIGE BALANCED                BALANCED

11/2/98               10,000                          10,000

4/30/99               11,279                          11,190

4/30/00               11,804                          11,220

THE VALUE OF AN INVESTMENT IN THE BALANCED FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 MADE ON 11/02/98 (THE FUND'S INCEPTION DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND RETURN OF 11.77% FOR THE PERIOD ENDED APRIL 30, 2000. THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $11,804. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO FRONT-END SALES CHARGES.




PRESTIGE SMALL CAP FUND

FUND PERFORMANCE - INSTITUTIONAL SERVICE CLASS(*)
$10,000 Lump Sum Investment


                                    [GRAPH]



                REINVESTED DISTRIBUTIONS         INITIAL PRESTIGE
                   PRESTIGE SMALL CAP                SMALL CAP

11/2/98               10,000                          10,000

4/30/99               10,657                          10,630

4/30/00               12,984                          12,830

THE VALUE OF AN INVESTMENT IN THE SMALL CAP FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 MADE ON 11/02/98 (THE FUND'S INCEPTION DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND RETURN OF 19.15% FOR THE PERIOD ENDED APRIL 30, 2000. THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $12,984. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO FRONT-END SALES CHARGES.

(*)FORMERLY KNOWN AS CLASS Y.




TOP FIVE HOLDINGS
(Composition Subject to Change)
As of April 30, 2000                   VALUE          PORTFOLIO%
--------------------------------------------------------------------------------
FNMA                                  $475,734           4.50%
--------------------------------------------------------------------------------
US Treasury                           $439,172           4.15%
--------------------------------------------------------------------------------
US Treasury                           $403,978           3.82%
--------------------------------------------------------------------------------
GNMA                                  $403,856           3.82%
--------------------------------------------------------------------------------
Intel Corp.                           $266,305           2.52%
--------------------------------------------------------------------------------




TOP FIVE HOLDINGS
(Composition Subject to Change)
As of April 30, 2000                   VALUE          PORTFOLIO%
--------------------------------------------------------------------------------
Capital Automotive REIT               $241,118          0.89%
--------------------------------------------------------------------------------
Radian Group, Inc.                    $239,407          0.88%
--------------------------------------------------------------------------------
Insituform Tech-CI A                  $231,581          0.86%
--------------------------------------------------------------------------------
Dallas Semiconductor Corp.            $227,568          0.84%
--------------------------------------------------------------------------------
Three Five Systems, Inc.              $223,299          0.83%
--------------------------------------------------------------------------------


                                               N  A  T  I  O  N  W  I  D  E   3

PRESTIGE ADVISOR SERIES(SM)  HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

PRESTIGE INTERNATIONAL FUND

FUND PERFORMANCE - INSTITUTIONAL SERVICE CLASS(*)
$10,000 Lump Sum Investment



                                    [GRAPH]



                REINVESTED DISTRIBUTIONS         INITIAL PRESTIGE
                PRESTIGE INTERNATIONAL             INTERNATIONAL

11/2/98               10,000                          10,000

4/30/99               11,092                          11,050

4/30/00               11,904                          11,710

THE VALUE OF AN INVESTMENT IN THE INTERNATIONAL FUND IS ILLUSTRATED IN THE CHART ABOVE. A NET INVESTMENT OF $10,000 MADE ON 11/02/98 (THE FUND'S INCEPTION DATE) WOULD HAVE EARNED AN AVERAGE ANNUAL COMPOUND RETURN OF 12.41% FOR THE PERIOD ENDED APRIL 30, 2000. THE CHART ABOVE ILLUSTRATES THE GROWTH OF THIS INVESTMENT TO $11,904. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO FRONT-END SALES CHARGES.

(*)FORMERLY KNOWN AS CLASS Y.



TOP FIVE HOLDINGS BY COUNTRY
(Composition Subject to Change)
As of April 30, 2000                      VALUE             PORTFOLIO%
--------------------------------------------------------------------------------
Japan                                    $3,837,337           23.36%
--------------------------------------------------------------------------------
Great Britain (U.K.)                     $3,281,237           19.98%
--------------------------------------------------------------------------------
France                                   $2,116,624           12.89%
--------------------------------------------------------------------------------
Germany                                  $1,745,188           10.63%
--------------------------------------------------------------------------------
Netherlands                              $1,050,625            6.40%
--------------------------------------------------------------------------------



4   N  A  T  I  O  N  W  I  D  E

                                                        [PICTURE OF SMALL
PRESTIGE ADVISOR SERIES(SM)                             AREA ON U.S.
-------------------------------------------------------------------------------
                                                        CURRENCY]
PRESTIGE LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Prestige Large Cap Value Fund (Class A shares) returned -1.70%(*) vs. a return of -0.99% for the Russell 1000 Value Index, the benchmark index.
     Two very distinct market environments defined the six months ended April 30, 2000. The first four months featured the continued appreciation of growth stocks, primarily in the technology sector. During March and April, the technology sector declined dramatically, with the market quickly rotating into traditional value stocks such as basic industries, pharmaceuticals and banks. The Fund is significantly underweighted in the high-flying technology shares that had appreciated dramatically prior to March; we simply find many of these stocks to be substantially overvalued. The price/earnings ratio at the end of March (on 2000 estimated earnings) for the technology/telecom sector was estimated at 65, compared to 18 for the rest of the market. At these levels, it would take about 20 years to close the gap using estimated growth rates of 23% for the tech sector and 14% for everything else. We think this valuation gap between the over-valuation of this sector and the rest of the market, especially in more value-type stocks, is the most important dynamic in analyzing current market trends. The rotation into value stocks was clearly reflected in performance, as the Fund gained more than 13% during the month of March and 4% in April.
     The best performing stocks during the period included Nextel, UnitedHealth, Advanced Micro Devices, and Fleet Boston. The worst performing stocks during the period included CMS Energy, FedEx, and Raytheon.
     The Fund's current industry overweightings continue to include basic materials, health care, information technology services, transportation, and electric utilities. These industries have largely been ignored (until March), despite posting very impressive earnings growth. Industry underweightings include energy, non-bank financials, technology, telecom services, and media & publishing. We continue to underweight the Fund in stocks with strong positive momentum and size, as we feel these stocks have significantly overrun their underlying fundamental values.

BRINSON PARTNERS, INC. - SUBADVISOR
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTION REINVESTED.

FUND VALUE $29,965,568

PORTFOLIO COMPOSITION
(Subject to Change)

---------------------------------
Repurchase Agreement  2.8%                      [PIE CHART]
---------------------------------
Common Stock  96.8%                               [PHOTOS]



AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                        INSTITUTIONAL
        CLASS A                  CLASS B                SERVICE(3)
YEARS   W/O SC(*)  W/SC(1)      W/O SC(*)    W/SC(2)    W/O SC
--------------------------------------------------------------------------
  1     -9.64%    -14.86%      -10.78%      -15.20%      -9.51%
--------------------------------------------------------------------------
Life     1.40%     -2.55%        0.32%       -2.37%       1.59%
--------------------------------------------------------------------------
LIFE OF THE FUND IS SINCE 11/02/98.
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
(*)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3 INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



5   N  A  T  I  O  N  W  I  D  E

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES          SECURITY                            VALUE
COMMON STOCK (96.8%)
--------------------------------------------------------------------------------
AIRLINES (2.9%)

   23,300    Fed Ex Corp.(*)                       $  878,119
                                                    ---------
------------------------------------------------------------------------------
APPLIANCE & HOUSEHOLD DURABLE (2.7%)

   22,300    Newell Rubbermaid, Inc.                  561,681
   10,800    York International Corp.                 260,550
                                                    ---------
                                                      822,231
                                                    ---------
--------------------------------------------------------------------------------
BANKING (1.4%)

   22,400    GreenPoint Financial Corp.               417,200
                                                    ---------
--------------------------------------------------------------------------------
CHEMICALS (3.0%)

    4,600    Dow Chemical Co.                         519,800
    8,100    Du Pont (E.I.) De Nemours & Co.          384,244
                                                    ---------
                                                      904,044
                                                    ---------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (5.3%)

   17,000    Lafarge Corp.                            429,250
   13,800    Southdown, Inc.                          802,125
    8,700    USG Corp.                                363,225
                                                    ----------
                                                    1,594,600
                                                    ----------
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (2.0%)

   27,000    Masco Corp.                              605,813
                                                    ---------
--------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (2.0%)

    7,300    Computer Sciences Corp.(*)               595,406
                                                    ---------
--------------------------------------------------------------------------------
ELECTRONICS (4.8%)

   16,300    Advanced Micro Devices, Inc.(*)        1,430,325
                                                    ---------
--------------------------------------------------------------------------------
ELECTRONICS & ELECTRICAL (4.2%)

   15,200    Emerson Electric Co.                     834,100
    9,700    Grainger (W.W.),  Inc.                   420,738
                                                    ---------
                                                    1,254,838
                                                    ---------
--------------------------------------------------------------------------------
ENERGY SOURCES (5.6%)

    3,500    Chevron Corp.                            297,938
   12,900    Exxon Mobil Corp.                      1,002,168
   24,900    IMC Global, Inc.                         384,393
                                                    ---------
                                                    1,684,499
                                                    ---------



SHARES          SECURITY                            VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL / BANKS (13.9%)

   28,280    AmSouth Bancorp                       $  411,828
   10,000    Bank of America Corp.                    490,000
   25,600    Bank One Corp.                           780,799
   15,100    Fleet Boston Corp.                       535,106
   40,100    Hibernia Corp.                           426,063
   12,600    PNC Bank Corp.                           549,675
   22,700    Wells Fargo Co.                          932,118
                                                    ---------
                                                    4,125,589
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.1%)

   15,300    Household International, Inc.            638,775
                                                    ---------
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE (1.8%)

   12,200    Watson Pharmaceutical, Inc.(*)           548,238
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE (7.1%)

    4,000    Johnson & Johnson Co.                    330,000
   24,700    St. Jude Medical, Inc.(*)                770,331
   15,500    UnitedHealth Group, Inc.               1,033,656
                                                    ---------
                                                    2,133,987
--------------------------------------------------------------------------------
INSURANCE (2.4%)

    6,600    American International Group, Inc.       723,938
                                                    ---------
--------------------------------------------------------------------------------
INSURANCE / LIFE (2.9%)

    9,500    American General Corp.                   532,000
    9,500    Lincoln National Corp.                   330,719
                                                    ---------
                                                      862,719
                                                    ---------
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (2.4%)

    6,600    Illinois Tool Works, Inc.                422,813
    8,000    Pentair, Inc.                            306,000
                                                    ---------
                                                      728,813
                                                    ---------
--------------------------------------------------------------------------------
MOTOR VEHICLES (4.0%)

   10,500    Johnson Controls, Inc.                   664,782
   18,300    Lear Corp.(*)                            547,856
                                                    ---------
                                                    1,212,638
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (1.2%)

   14,800    Fort James Corp.                         354,275
                                                    ---------
--------------------------------------------------------------------------------
RAILROADS (3.4%)

   28,500    Burlington Northern Santa Fe Corp.       687,563
   18,400    Norfolk Southern Corp.                   324,300
                                                    ---------
                                                    1,011,863
                                                    ---------



                                               N  A  T  I  O  N  W  I  D  E   6

                                                        [PICTURE OF SMALL
                                                        AREA ON U.S.
                                                        CURRENCY]
                                                        -----------------

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP VALUE FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES          SECURITY                           VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (9.5%)

   11,900    AT&T Corp.                           $   555,581
   10,400    Bell Atlantic Corp.                      616,200
    4,500    Nextel Communications, Inc.(*)           492,469
   18,100    SBC Communications, Inc.                 793,005
    5,400    U.S.  West, Inc.                         384,413
                                                   ----------
                                                    2,841,668
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES (12.2%)

   20,700    Carolina Power & Light Co.               756,844
   37,200    Central & Southwest Corp.                806,774
   16,500    CMS Energy Corp.                         313,500
   13,300    Dominion Resources, Inc.                 598,500
   22,100    New Century Energies, Inc.               721,013
   10,300    PECO Energy Co.                          429,381
                                                   ----------
                                                    3,626,012
                                                   ----------

TOTAL COMMON STOCK (cost $28,718,734)              28,995,590
                                                   ----------



PRINCIPAL        SECURITY                    VALUE
REPURCHASE AGREEMENT (2.8%)
--------------------------------------------------------------------------------
 $841,000     Fifth Third Bank 5.78%, 05/01/00,
              Collateralized by $879,000
              FNMA Pool #303741, 7.00%,
              02/01/11 market value $858,673
              (cost $841,000)                     $   841,000
                                                   ----------

TOTAL (cost $29,559,734)                          $29,836,590
                                                  ===========
--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
    FNMA     Federal National Mortgage Association

(*) DENOTES A NON-INCOME PRODUCING SECURITY.




At April 30, 2000, the Fund's open futures contracts were as follows:

                                                 MARKET VALUE     UNREALIZED
NUMBER OF                                       COVERED BY     APPRECIATION AT
CONTRACTS      CONTRACT TYPE(**)   EXPIRATION     CONTRACTS       4/30/2000
--------------------------------------------------------------------------------
Purchase 4     Standard            June         $3,650,000      $1,027.01
               & Poor's 500


PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.
(**)CASH PLEDGED AS COLLATERAL.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                               N  A  T  I  O  N  W  I  D  E   7

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE LARGE CAP GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Prestige Large Cap Growth Fund (Class A shares) returned 15.77%(*) vs. a return of 18.71% for the Russell 1000 Growth Index, the benchmark index.
     When managing the Fund, we do not make size or sector bets. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts and less volatile stocks with lower-than-average probability of reporting disappointing earnings. Over the long term, these factors have led to excess returns, although they typically do not all work well simultaneously. During the six-month reporting period, despite the fact that our momentum theme was quite helpful in the earlier part of the period, an abrupt shift in momentum later in the period meant that our momentum focus was detrimental to returns. We experienced positive returns from holdings with positive research analyst opinions, but negative returns from holdings with lower volatility. Returns attributable to any measure of value were unusually negative early in the period, as the spread in returns between growth and value indices reached record levels and our value theme experienced its worst month in February.
     More evidence of the extremely unusual market environment in which we were investing includes the high dispersion between the best and worst performing stocks and the fact that the benchmark index return was concentrated in very few stocks. Consequently, small exposures had a bigger-than-expected effect on returns and the probability of being on the "right" side of a stock was lower than average. Additionally, the best performing stocks were much more likely to have no earnings, which compounded this problem because we typically prefer stocks with earnings, as do most investors the majority of the time.
     On a sector basis, the Fund's holdings in the technology, commercial services and basic materials sectors outperformed their peers in the Russell 1000 Growth Index during the reporting period. However, the Fund's transportation, utility, and energy stocks lagged their peers in the benchmark.
     No significant changes to the Fund's investment strategy occurred throughout the reporting period. However, we continually evaluate the effectiveness of the process, and, as we find new features which we believe will add to the Fund's performance, we may add these to the Fund's investment process and strategy. We intend to remain fully invested in stocks and maintain our disciplined, long-term approach to equity investing despite possible continued volatility in the U.S. equity markets throughout the remainder of 2000. We expect the market environment to settle down to a more "normal" level of volatility, and once again focus on company fundamentals. We continue to believe that through our combined qualitative and quantitative strategy for selecting stocks, we have the potential to generate solid long-term returns for shareholders of the Fund.

GOLDMAN SACHS ASSET MANAGEMENT - SUBADVISOR
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $50,791,531


PORTFOLIO COMPOSITION
(Subject to Change)

---------------------------------
Repurchase Agreement  7.4%                      [PIE CHART]

---------------------------------
Common Stock  92.1%

                                                [PICTURES]


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                    INSTITUTIONAL
         CLASS A               CLASS B              SERVICE(3)
YEARS   W/O SC(*)   W/SC(1)    W/O SC(*)  W/SC(2)   W/O SC
-----------------------------------------------------------------
  1     24.97%      17.77%     24.33%     19.33%    25.11%
-----------------------------------------------------------------
Life    35.47%      30.19%     34.72%     32.39%    35.64%
-----------------------------------------------------------------
LIFE OF THE FUND IS SINCE 11/02/98.
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
(*)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
2    A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
     THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3 INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



8   N  A  T  I  O  N  W  I  D  E

                                                        [PICTURE OF SMALL
                                                        AREA ON U.S.
                                                        CURRENCY]

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                      VALUE
COMMON STOCK (92.1%)
--------------------------------------------------------------------------------
ADVERTISING SERVICES (0.2%)

    2,100    Interpublic Group of Cos., Inc. (The)        $    86,100
                                                            ---------
--------------------------------------------------------------------------------
AEROSPACE (1.0%)

    4,900    Boeing Co. (The)                                 194,468
    2,000    Northrop Grumman Corp.                           141,750
    3,000    United Technologies Corp.                        186,563
                                                            ---------
                                                              522,781
                                                            ---------
--------------------------------------------------------------------------------
APPAREL (0.3%)

    3,700    Nike, Inc. Class B                               160,719
                                                            ---------
--------------------------------------------------------------------------------
BATTERIES (0.1%)

    1,700    Energizer Holdings, Inc.(*)                       29,006
                                                            ---------
--------------------------------------------------------------------------------
BEVERAGES / SOFT DRINK (1.6%)

    6,100    Coca-Cola Co.                                    287,081
    2,300    Coca-Cola Enterprises, Inc.                       49,019
    4,000    Pepsi Bottling Group, Inc. (The)                  86,250
   10,600    PepsiCo, Inc.                                    388,888
                                                            ---------
                                                              811,238
                                                            ---------
--------------------------------------------------------------------------------
BIOTECHNOLOGY (0.6%)

    2,300    Chiron Corp.(*)                                  104,075
    1,600    Immunex Corp.(*)                                  63,000
    2,000    PE Corp-PE Biosystems Group                      120,000
                                                            ---------
                                                              287,075
                                                            ---------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (2.6%)

      900    AT&T Corp. - Liberty Media Group Class A(*)       44,944
    1,700    CBS Corp.(*)                                      99,875
    1,800    Cox Communications, Inc. Class A(*)               77,063
    1,600    EchoStar Communications Corp.(*)                 101,900
    6,200    Infinity Broadcasting Corp.(*)                   210,412
    7,300    Time Warner, Inc.                                656,543
    1,400    TV Guide, Inc.(*)                                 41,738
      500    Univision Communications, Inc.(*)                 54,625
    1,000    Viacom, Inc. Class B(*)                           54,375
                                                            ---------
                                                            1,341,475
                                                            ---------
--------------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (0.6%)

    1,800    Convergys Corp.(*)                                79,200
      200    eBay, Inc.(*)                                     31,838
      300    Priceline.com, Inc.(*)                            18,975
    1,500    Yahoo!, Inc.(*)                                  195,375
                                                            ---------
                                                              325,388
                                                            ---------
--------------------------------------------------------------------------------
CAPITAL GOODS (6.6%)

   20,500    General Electric Co.                           3,223,624
      800    Parker-Hannifin Corp.                             37,200
    1,800    Tyco International Ltd.                           82,688
                                                            ---------
                                                            3,343,512
                                                            ---------
--------------------------------------------------------------------------------
SHARES           SECURITY                                VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
CHEMICALS (0.9%)

    1,800    Air Products & Chemicals, Inc.              $     55,913
    2,700    Dow Chemical Co.                                 305,100
    2,000    Rohm & Haas Co.                                   71,250
                                                            ---------
                                                              432,263
                                                            ---------
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT (0.1%)

      600    Comverse Technology, Inc.(*)                      53,513
                                                          -----------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT (14.2%)

    2,700    Apple Computer, Inc.(*)                          334,969
    6,600    Dell Computer Corp.(*)                           330,825
    5,500    EMC Corp.(*)                                     764,156
      100    Extreme Networks, Inc.(*)                          5,763
      700    Gateway, Inc.(*)                                  38,675
    5,600    Hewlett-Packard Co.                              756,000
   18,400    Intel Corp.                                    2,333,349
    6,400    International Business Machines Corp.            714,400
    1,500    Lexmark International Group, Inc.(*)             177,000
    3,400    Network Appliance, Inc.(*)                       251,388
   11,600    Sun Microsystems, Inc.(*)                      1,066,474
    4,100    VERITAS Software Corp.(*)                        439,789
                                                            ---------
                                                            7,212,788
                                                           ----------
--------------------------------------------------------------------------------
COMPUTER SERVICES (0.1%)

      700    COMPUTER SCIENCES CORP.(*)                        57,094
                                                            ---------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (13.5%)

    2,400    Adobe Systems, Inc.                              290,249
    1,000    At Home Corp.(*)                                  18,625
    1,000    Automatic Data Processing, Inc.                   53,813
    2,200    BEA Systems, Inc.(*)                             106,149
      700    C-Cube Microsystems, Inc.(*)                      44,975
    1,900    Cabletron Systems, Inc.(*)                        43,463
      200    CheckFree Holdings Corp.(*)                       10,163
   43,600    Cisco Systems, Inc.(*)                         3,022,705
      600    Citrix Systems, Inc.(*)                           36,638
    1,300    CMGI, Inc.(*)                                     92,625
      200    CNET Networks, Inc.(*)                             6,913
    4,200    Comdisco, Inc.                                   130,462
      750    Covad Communications Group, Inc.(*)               20,813
      100    Critical Path, Inc.(*)                             5,813
      600    DoubleClick, Inc.(*)                              45,525
    2,500    DST Systems, Inc.(*)                             185,468
      200    EarthLink, Inc.(*)                                 3,775
      500    Emulex Corp.(*)                                   22,688
    1,100    Exodus Communications, Inc.(*)                    97,281
    6,100    First Data Corp.                                 296,993
      400    i2 Technologies, Inc.(*)                          51,700
      600    InfoSpace, Inc.(*)                                43,088
      500    Inktomi Corp.(*)                                  76,969
      800    Intuit, Inc.(*)                                   28,750
      600    Lycos, Inc.(*)                                    27,900
      200    Macromedia, Inc.(*)                               17,400
      400    Micromuse, Inc.(*)                                39,250



                                               N  A  T  I  O  N  W  I  D  E   9

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (CONTINUED)

   23,000    Microsoft Corp.(*)                          $ 1,604,249
      400    Network Associates, Inc.(*)                      10,175
      200    Network Solutions, Inc.(*)                       29,600
      500    PSINet, Inc.(*)                                  11,594
      400    RealNetworks, Inc.(*)                            19,050
      500    SanDisk Corp.(*)                                 45,813
      100    Sapient Corp.(*)                                  7,919
    1,300    Seagate Technology, Inc.(*)                      66,056
      900    Siebel Systems, Inc.(*)                         110,587
      700    Symantec Corp.(*)                                43,706
      400    Verio, Inc.(*)                                   15,025
      500    VeriSign, Inc.(*)                                69,688
      600    Vignette Corp.(*)                                28,913
                                                           ---------
                                                           6,882,568
--------------------------------------------------------------------------------
CONSUMER DURABLE (0.8%)

    6,600    Whirlpool Corp.                                 429,825
                                                           ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL (1.8%)

      800    Colgate-Palmolive Co.                            45,700
    2,300    Estee Lauder Co., Inc. (The) - Class A          101,488
    2,200    Kimberly-Clark Corp.                            127,738
   10,700    Procter & Gamble Co.                            637,987
                                                           ---------
                                                             912,913
                                                           ---------
--------------------------------------------------------------------------------
DRUGS (8.8%)

    2,800    Allergan, Inc.                                  164,850
    8,700    Amgen, Inc.(*)                                  487,200
    3,700    Biogen, Inc.(*)                                 217,606
   13,300    Bristol-Myers Squibb Co.                        697,419
      700    Eli Lilly & Co.                                  54,119
    5,400    IVAX Corp.(*)                                   147,825
    3,000    Jones Pharma, Inc.                               86,438
    1,100    MedImmune, Inc.(*)                              175,931
   16,300    Merck & Co., Inc.                             1,132,849
   19,200    Pfizer, Inc.                                    808,799
    2,261    Pharmacia & Upjohn, Inc.                        112,909
    3,200    Schering-Plough Corp.                           129,000
    2,500    Warner-Lambert Co.                              284,531
                                                          ----------
                                                           4,499,476
                                                          ----------
--------------------------------------------------------------------------------
ELECTRONICS (6.9%)

    3,500    Analog Devices, Inc.(*)                         268,843
    4,600    Applied Materials, Inc.(*)                      468,337
    1,000    Applied Micro Circuits Corp.(*)                 128,875
    1,300    AVX Corp.                                       126,669
      700    Broadcom Corp. Class A(*)                       120,663
    1,500    Conexant Systems, Inc.(*)                        89,813
      700    KLA-Tencor Corp.(*)                              52,413
    2,200    LSI Logic Corp.(*)                              137,500
    2,750    Molex, Inc.                                     151,078
    2,700    Motorola, Inc.                                  321,468
    1,300    PMC-Sierra, Inc.(*)                             249,437
      400    QLogic Corp.(*)                                  40,125
      900    Sanmina Corp.(*)                                 54,056



SHARES           SECURITY                               VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)

    1,100    Sawtek, Inc.(*)                            $     52,594
    1,800    Scientific-Atlanta, Inc.                        117,113
      700    Teradyne, Inc.(*)                                77,000
    4,000    Texas Instruments, Inc.                         651,499
      600    TriQuint Semiconductor, Inc.(*)                  61,688
    2,300    Vishay Intertechnology, Inc.(*)                 192,912
    1,600    Xilinx, Inc.(*)                                 117,200
                                                          ----------
                                                           3,479,283
                                                          ----------
--------------------------------------------------------------------------------
FINANCIAL / BANKS (0.4%)

    1,500    Chase Manhattan Corp. (The)                     108,094
    4,200    First Security Corp.                             59,325
      528    FirStar Corp.                                    13,134
                                                          ----------
                                                             180,553
                                                          ----------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (1.5%)

    3,200    A.G. Edwards, Inc.                              120,400
    2,000    American Express Co.                            300,124
      200    Ameritrade Holding Corp. Class A(*)               3,350
    3,100    MBNA Corp.                                       82,344
      650    Providian Financial Corp.                        57,241
    4,200    Schwab (Charles) Corp.                          186,900
                                                          ----------
                                                             750,359
                                                          ----------
--------------------------------------------------------------------------------
FOOD & RELATED (2.9%)

    2,500    BestFoods, Inc.                                 125,625
   13,000    ConAgra, Inc.                                   245,375
    3,800    Hormel Foods Corp.                               57,950
   13,400    IBP, Inc.                                       221,100
    2,900    Keebler Foods Co.                                91,169
   20,200    Nabisco Group Holdings Corp.                    260,075
    8,900    Nabisco Holdings Corp. Class A                  334,306
    2,000    Philip Morris Cos., Inc.                         43,750
    5,100    Ralston-Ralston Purina Group                     90,206
        1    Unilever NV                                          46
                                                          ----------
                                                           1,469,602
                                                          ----------
--------------------------------------------------------------------------------
HEALTH CARE (3.3%)

    8,200    Abbott Laboratories                             315,188
      900    Bausch & Lomb, Inc.                              54,338
    1,500    Cardinal Health, Inc.                            82,594
    7,700    Johnson & Johnson Co.                           635,249
    4,800    Medtronic, Inc.                                 249,300
    4,400    UnitedHealth Group, Inc.                        293,425
      600    Wellpoint Health Networks, Inc.(*)               44,250
                                                          ----------
                                                           1,674,344
                                                          ----------
--------------------------------------------------------------------------------
HOTELS / MOTELS (0.1%)

    1,800    Marriott International, Inc. Class A             57,600
                                                          ----------
--------------------------------------------------------------------------------
INSURANCE (0.7%)

    3,275    American International Group, Inc.              359,227
                                                          ----------




10   N  A  T  I  O  N  W  I  D  E

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                               VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
LEISURE PRODUCTS (0.1%)

    1,700    Brunswick Corp.                           $     32,619
                                                        -----------
--------------------------------------------------------------------------------
MEDICAL (0.4%)

    1,900    Baxter International, Inc.                     123,737
      380    Edwards Lifesciences Corp.(*)                    5,700
      400    Genentech, Inc.(*)                              46,800
    1,900    Healtheon/WebMD Corp.(*)                        40,019
                                                         ----------
                                                            216,256
                                                         ----------
--------------------------------------------------------------------------------
MOTOR VEHICLES (0.3%)

    4,600    Hertz Corp.                                    143,463
                                                         ----------
--------------------------------------------------------------------------------
OIL & GAS (0.4%)

    1,900    Enron Corp.                                    132,407
    3,300    USX-Marathon Group                              76,931
                                                         ----------
                                                            209,338
                                                         ----------
--------------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)

      400    MillenniumPharmaceuticals, Inc.(*)              31,750
                                                         ----------
--------------------------------------------------------------------------------
PHOTOGRAPHIC (0.3%)

    2,400    Eastman Kodak Co.                              134,250
                                                         ----------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.8%)

      700    Knight-Ridder, Inc.                             34,344
    1,600    McGraw-Hill Cos., Inc. (The)                    84,000
    6,700    New York Times Co. (The) Class A               275,956
                                                         ----------
                                                            394,300
                                                         ----------
--------------------------------------------------------------------------------
RESTAURANTS (0.1%)

    2,100    Darden Restaurants, Inc.                        38,719
                                                         ----------
--------------------------------------------------------------------------------
RETAIL (6.0%)

    1,100    Amazon.com, Inc.(*)                             60,706
      900    Best Buy Co., Inc.(*)                           72,675
    2,000    Costco Wholesale Corp.(*)                      108,125
    2,200    CVS Corp.                                       95,700
    2,800    Federated Department Stores, Inc.(*)            95,200
   14,800    Home Depot, Inc.                               829,725
    7,000    Limited, Inc. (The)                            316,313
    1,700    May Department Stores Co. (The)                 46,750
    5,600    Sears, Roebuck & Co.                           205,100
    2,300    Starbucks Corp.                                 69,539
    3,300    Target Corp.                                   219,656
    1,500    Tiffany & Co.                                  109,031
   14,500    Wal-Mart Stores, Inc.                          802,938
      900    Zale Corp.(*)                                   37,125
                                                         ----------
                                                          3,068,583
                                                         ----------



SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
RETAIL / FOOD & DRUG (0.3%)

    1,600    Safeway, Inc.(*)                           $    70,600
    1,800    SYSCO Corp.                                     67,725
                                                         ----------
                                                            138,325
                                                         ----------
--------------------------------------------------------------------------------
SERVICES (4.5%)

   13,700    America Online, Inc.(*)                         819,431
    1,200    E(*)TRADE Group, Inc.(*)                         25,800
    1,700    Electronic Data Systems Corp.                   116,875
   14,400    Oracle Corp.(*)                               1,151,100
    1,600    Robert Half International, Inc.                  97,800
      900    Sabre Holdings, Inc.(*)                          31,444
      300    TMP Worldwide, Inc.(*)                           19,613
                                                          ----------
                                                           2,262,063
                                                          ----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (9.1%)

    1,600    ADC Telecommunications, Inc.(*)                  97,200
    1,100    Advanced Fibre Communications, Inc.(*)           50,256
    1,450    Allegiance Telecom, Inc.(*)                     102,588
    1,100    Aspect Communications Corp.(*)                   39,050
      500    BCE, Inc.                                        57,375
      800    Bell Atlantic Corp.                              47,400
    1,100    CIENA Corp.(*)                                  135,988
    1,500    Corning, Inc.                                   296,250
      300    E-Tek Dynamics, Inc.(*)                          61,425
    1,500    General Motors Corp. Class H(*)                 144,469
    1,200    GTE Corp.                                        81,300
    5,400    JDS Uniphase Corp.(*)                           560,250
    1,800    Level 3 Communications, Inc.(*)                 160,200
   14,200    Lucent Technologies, Inc.                       883,062
   15,500    MCI WorldCom, Inc.(*)                           704,280
      800    Nextel Communications, Inc.(*)                   87,550
      500    NEXTLINK Communications Class A(*)               42,156
    1,100    Nortel Networks Corp.                           124,575
    5,200    QUALCOMM, Inc.(*)                               563,875
      200    RCN Corp.(*)                                      5,725
      300    RF Micro Devices, Inc.(*)                        31,219
      200    Rhythms Netconnections, Inc.(*)                   4,138
    1,300    SBC Communications, Inc.                         56,956
      700    SDL, Inc.(*)                                    136,500
    1,700    Sprint Corp. (FON Group)                        104,550
      500    Telephone & Data Systems, Inc.                   51,000
                                                          ----------
                                                           4,629,337
                                                          ----------
--------------------------------------------------------------------------------
TRAVEL (0.1%)

    1,800    Royal Caribbean Cruises Ltd.                     37,463
                                                          ----------
--------------------------------------------------------------------------------
UTILITIES (0.1%)

      800    Calpine Corp.(*)                                 73,200
                                                          ----------

TOTAL COMMON STOCK (cost $40,109,974)                     46,768,368
                                                          ----------



                                              N  A  T  I  O  N  W  I  D  E   1 1

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                                     APRIL 30, 2000

PRINCIPAL        SECURITY                       VALUE
REPURCHASE AGREEMENT (7.4%)
--------------------------------------------------------------------------------
$3,775,000    Fifth Third Bank 5.78%,
              05/01/00, Collateralized
              by $3,942,000 FNMA
              Pool #303741, 7.00%,
              02/01/11 market value
              $3,850,841 (cost
              $3,775,000)                       $ 3,775,000
                                                 ----------

TOTAL (cost $43,884,974)                        $50,543,368
                                                 ==========
--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
   FNMA     Federal National Mortgage Association

(*) DENOTES A NON-INCOME PRODUCING SECURITY.




At April 30, 2000, the Fund's open futures contracts were as follows:

                                                                  UNREALIZED
                                                 MARKET VALUE    APPRECIATION
NUMBER OF                                        COVERED BY    (DEPRECIATION) AT
CONTRACTS      CONTRACT TYPE(**)   EXPIRATION    CONTRACTS         04/30/2000
--------------------------------------------------------------------------------
Purchase 20    Standard           June           $7,300,000        $4,819
               & Poor's 500

Purchase 4     E-mini Standard    June              292,000        (1,402)
               & Poor's 500


PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.
(**) CASH PLEDGED AS COLLATERAL.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




1 2   N  A  T  I  O  N  W  I  D  E

                                                          [PICTURE OF SMALL
                                                          AREA ON U.S.
                                                          CURRENCY]
PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE BALANCED FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Prestige Balanced Fund (Class A Shares) returned 3.70%(*) vs. a return of 5.03% for the S&P 500 Index and Salomon Broad Investment Grade Index, the benchmark index. The Fund closed the period with an allocation of 60% equity, and 40% fixed-income and cash.
     Technology and growth stocks continued to be favored by investors, and positive price momentum remained an indicator of short-term success throughout the greater part of the six-month period. Specific risk or individual stock volatility has remained at historical proportions and has clearly been evident in the magnitude with which stock prices have moved around any specific company or market news. This behavior, which was present for the majority of the period, presented a challenge to the Fund, which focuses on normalized earnings and intermediate-term growth rates. While the Fund is not underweighed in technology, and is always sector neutral, the modest rotation had a positive effect on performance. The market then experienced an about-face in April, as value decidedly outperformed growth by a meaningful amount for the first time since the spring of 1999. The technology, telecommunications, and media sectors that had led the market over the last few years were all stifled in April. In particular, the software & services sector was down 21.3% due to the bleak performance of Microsoft (-34.3%), one of the Fund's largest holdings.
     Stock selections within the drug, services and chemical sectors were the strongest contributors to performance despite biotechnology stocks trading lower in response to President Clinton's comments on the viability of patents in genomic research. Within the drug sector, the Fund benefited from an overweighted position in Monsanto (recently acquired by Pharmacia Corp.). Within the technology sector, Cisco Systems, the leader in network equipment, contributed to performance as it has benefited from a build-out in networking stemming from the explosion of its B2B and B2C businesses. Stock selection within the consumer staple and finance sectors detracted from performance. We continue to hold finance stocks that have been deemed undervalued relative to their longer-term earnings potential. However, in the short term, many of these savings & loan and miscellaneous financial-services stocks continue to underperform because of the rising interest rate environment.
     The explosive combination of very strong economic growth, continued tightening of monetary policy by the Federal Reserve, and the U.S. Treasury's announcement that it would begin repurchasing outstanding long-term Treasury bonds were the dominant factors in fixed-income markets during the period. We maintained a modest "curve flattener" by underweighting in the intermediate portion of the yield curve and overweighting in long-term Treasuries. We expect strong U.S. economic growth to continue, with growth forecast at 5% during the first half of the year. In the short- to intermediate-term, the events pressuring the Fed and spread sector volatility are not likely to reverse course. However, we do anticipate that tighter monetary conditions will begin to moderate growth in the second half of the year. Subdued inflation, combined with the Treasury Department's buyback, lead us to expect that yields on long Treasuries will remain low.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. - SUBADVISOR
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $9,551,400



PORTFOLIO COMPOSITION
(Subject to Change)
                                                      [PICTURE]
-------------------------------------
Asset-Backed Securities 3.0%
--------------------------------------------          [PIE CHART]
Common Stock 55.0%
----------------------------------
U.S. Government Obligations  27.0%
-----------------------------------------
Repurchase Agreement  13.4%
-------------------------------------------
Canadian Bonds  0.6%
----------------------------------------------
Corporate Bonds  5.9%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                    INSTITUTIONAL
         CLASS A                CLASS B             SERVICE(3)
YEARS    W/O SC(*)  W/SC(1)     W/O SC(*)  W/SC(2)  W/O SC
------------------------------------------------------------------
  1       4.38%     -1.60%       3.63%     -1.37%     4.65%
------------------------------------------------------------------
Life     11.54%      7.19%      10.69%      8.12%    11.77%
------------------------------------------------------------------
LIFE OF THE FUND IS SINCE 11/02/98.
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATE.
(*)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
(1)    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
(2)    A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
       THE CDSC DECLINES TO 0% AFTER 6 YEARS.
(3) INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



                                              N  A  T  I  O  N  W  I  D  E   1 3

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

PRINCIPAL        SECURITY                                   VALUE
ASSET BACKED SECURITIES (3.0%)
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (3.0%)

$  20,000    Chase Credit Account Master Trust,
                 6.00%, 08/15/05                          $   19,300
   40,000    Citibank Credit Card Master Trust I,
                 Series 1997-6, 0.00%, 08/15/06               29,024
   37,194    Greentree Financial Corp., 7.20%, 04/15/19       37,063
   60,000    Morgan Stanley, 7.57%, 12/15/09                  59,335
   50,000    Providian Master Trust, 6.60%, 04/16/07          49,172
  100,000    Sears Credit Account Master Trust,
                 5.65%, 03/17/09                              94,285
                                                           ---------

TOTAL ASSET BACKED SECURITIES (cost $291,600)                288,179
                                                           ---------
CANADIAN BONDS (0.6%)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT (0.6%)

   55,000    Ontario (Province of), 7.625%, 06/22/04          55,460
                 (cost $56,628)                            ---------


SHARES           SECURITY                   VALUE
COMMON STOCK (55.0%)
--------------------------------------------------------------------------------
AEROSPACE (0.4%)

      405    Boeing Co. (The)                                 16,073
      140    Goodrich (B.F.) Co.                               4,463
      700    Lockheed Martin Corp.                            17,412
                                                           ---------
                                                              37,948
                                                           ---------
--------------------------------------------------------------------------------
AIRLINES (0.1%)

       90    AMR Corp.                                         3,065
      120    Southwest Airlines                                2,603
                                                           ---------
                                                               5,668
--------------------------------------------------------------------------------
ALUMINUM (0.3%)

      264    Alcoa, Inc.                                      17,127
      150    Reynolds Metals Co.                               9,975
                                                           ---------
                                                              27,102
--------------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.4%)

      665    Seagram Co. Ltd.                                 35,910
                                                           ---------
--------------------------------------------------------------------------------
BEVERAGES / SOFT DRINK (0.5%)

    1,000    Coca-Cola Co.                                    47,063
                                                           ---------
--------------------------------------------------------------------------------
BIOTECHNOLOGY (0.1%)

       40    Human Genome Sciences, Inc.                       3,063
       60    PE Corp-PE Biosystems Group                       3,600
                                                           ---------
                                                               6,663
                                                           ---------


SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (1.7%)

      616    AT&T Corp. - Liberty Media Group Class A(*)  $   30,762
      300    Comcast Corp. Special Class A                    12,019
      890    MediaOne Group, Inc.(*)                          67,305
      600    Time Warner, Inc.                                53,963
                                                           ---------
                                                             164,049
                                                           ---------
--------------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (0.3%)

      100    3COM Corp.(*)                                     3,944
      200    Yahoo!, Inc.(*)                                  26,050
                                                           ---------
                                                              29,994
                                                           ---------
--------------------------------------------------------------------------------
CAPITAL GOODS (3.8%)

      300    Caterpillar, Inc.                                11,831
       90    Eaton Corp.                                       7,560
      400    Emerson Electric Co.                             21,950
    1,500    General Electric Co.                            235,875
      216    Genuine Parts Co.                                 5,670
      200    Ingersoll-Rand Co.                                9,388
      112    ITT Industries, Inc.                              3,535
    1,422    Tyco International Ltd.                          65,323
                                                           ---------
                                                             361,132
                                                           ---------
--------------------------------------------------------------------------------
CHEMICALS (0.5%)

      480    Air Products & Chemicals, Inc.                   14,910
         1    Du Pont (E.I.) De Nemours & Co.                     47
       60    Lyondell Chemical Co.                             1,103
      300    Praxair, Inc.                                    13,331
      444    Rohm & Haas Co.                                  15,818
      266    Solutia, Inc.                                     3,624
                                                           ---------
                                                              48,833
                                                           ---------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT (6.5%)

      100    Apple Computer, Inc.(*)                          12,406
    1,300    Compaq Computer Corp.                            38,025
      800    EMC Corp.(*)                                    111,150
    2,100    Intel Corp.                                     266,305
      302    International Business Machines Corp.            33,711
      100    Lexmark International Group, Inc.(*)             11,800
      100    Quantum Corp. - DLT & Storage Systems(*)          1,175
    1,200    Sun Microsystems, Inc.(*)                       110,325
      300    VERITAS Software Corp.(*)                        32,180
                                                           ---------
                                                             617,077
                                                           ---------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (6.0%)

      100    Adobe Systems, Inc.                              12,094
      330    Automatic Data Processing, Inc.                  17,757
      200    BMC Software, Inc.(*)                             9,363
    3,800    Cisco Systems, Inc.(*)                          263,446
      200    Citrix Systems, Inc.(*)                          12,213
      100    DoubleClick, Inc.(*)                              7,588
      100    Exodus Communications, Inc.(*)                    8,844
      200    First Data Corp.                                  9,738



1 4   N  A  T  I  O  N  W  I  D  E

                                                        [PICTURE OF SMALL
                                                        AREA ON U.S.
                                                        CURRENCY]

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (CONTINUED)

    2,800    Microsoft Corp.(*)                        $  195,299
      200    Novell, Inc.                                   3,925
      200    Parametric Technology Corp.                    1,631
      200    PeopleSoft, Inc.(*)                            2,788
      138    Seagate Technology, Inc.(*)                    7,012
      100    Siebel Systems, Inc.(*)                       12,287
      100    TIBCO Software, Inc.                           8,906
                                                        ---------
                                                          572,891
                                                        ---------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.0%)

        6    Owens Corning                                    109
       60    USG Corp.                                      2,505
                                                        ---------
                                                            2,614
                                                        ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL (1.1%)

      200    Clorox Co. (The)                               7,350
      876    Gillette Co. (The)                            32,412
    1,029    Procter & Gamble Co.                          61,354
                                                        ---------
                                                          101,116
                                                        ---------
--------------------------------------------------------------------------------
CONTAINERS (0.1%)

      240    Smurfit-Stone Container Corp.(*)               3,660
       66    Temple-Inland, Inc.                            3,308
                                                        ---------
                                                            6,968
                                                        ---------
--------------------------------------------------------------------------------
DRUGS (4.3%)

      304    ALZA Corp.                                    13,395
    1,090    American Home Products Corp.                  61,244
    1,400    Bristol-Myers Squibb Co.                      73,412
      860    Eli Lilly & Co.                               66,488
       80    Forest Labs Class A(*)                         6,725
       72    Genzyme Corp.                                  3,515
      400    Merck & Co., Inc.                             27,800
    1,184    Pharmacia & Upjohn, Inc.                      59,126
      900    Schering-Plough Corp.                         36,281
      500    Warner-Lambert Co.                            56,906
      120    Watson Pharmaceutical, Inc.(*)                 5,393
                                                        ---------
                                                          410,285
                                                        ---------
--------------------------------------------------------------------------------
ELECTRONICS (2.7%)

      600    Applied Materials, Inc.(*)                    61,088
      126    Cooper Industries, Inc.                        4,323
       50    Hubbell, Inc. Class B                          1,303
      600    Motorola, Inc.                                71,437
      100    National Semiconductor Corp.(*)                6,075
      100    Palm, Inc.(*)                                  2,725
      200    Raytheon Co.                                   4,438
      148    Raytheon Co. Class A                           3,395
      620    Texas Instruments, Inc.                      100,982
                                                        ---------
                                                          255,766
                                                        ---------



SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL / BANKS (3.3%)

      110    Ambac Financial                           $    5,280
      400    AmSouth Bancorp                                5,825
       42    Associated Banc-Corp.                          1,074
       38    Astoria Financial                              1,047
       60    BancWest Corp.                                 1,099
    1,700    Bank of America Corp.                         83,299
    1,100    Bank One Corp.                                33,549
      200    Charter One Financial, Inc.                    4,063
      200    Comerica, Inc.                                 8,475
      100    Commerce Bancshares, Inc.                      3,088
      100    Compass Bancshares, Inc.                       1,850
      126    Dime Bancorp, Inc.                             2,363
      100    First Tennessee National Corp.                 1,900
    1,000    First Union Corp.                             31,874
      900    FirStar Corp.                                 22,387
       66    FirstMerit Corp.                               1,081
      900    Fleet Boston Corp.                            31,893
      106    Hibernia Corp.                                 1,126
      100    Huntington Bancshares, Inc.                    1,825
      400    Keycorp                                        7,400
       10    M&T Bank Corp.                                 4,393
      100    Marshall & Ilsley Corp.                        4,644
       46    Mercantile Bankshare Corp.                     1,311
      100    North Fork Bancorp, Inc.                       1,619
       40    Pacific Century Financial Corp.                  823
       60    Peoples Heritage Finance Group                   784
      300    PNC Financial Services Group                  13,088
       20    Provident Financial Group                        586
      200    Regions Financial Corp.                        4,088
      200    SouthTrust Corp.                               4,775
       94    Sovereign Bancorp, Inc.                          646
      200    Summit Bancorp                                 5,075
       64    TCF Financial Corp.                            1,496
      800    U.S. Bancorp Class A                          16,250
      104    Union Planters Corp.                           2,945
       16    Wilmington Trust Corp.                           738
                                                        ---------
                                                          313,759
                                                        ---------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.2%)

      100    Ameritrade Holding Corp. Class A(*)            1,675
      700    Associates First Capital Corp.                15,531
      100    Bear Stearns Cos., Inc.                        4,288
      200    CIT Group, Inc. (The)                          3,388
      600    Citigroup, Inc.                               35,662
      100    Countrywide Credit Industries, Inc.            2,763
       48    FINOVA Group, Inc.                               615
       34    First Virginia Banks, Inc.                     1,241
      114    Golden West Financial Corp.                    3,890
      430    Goldman Sachs Group, Inc.                     40,097
      100    GreenPoint Financial Corp.                     1,863
      400    Household International, Inc.                 16,700
      600    John Hancock Financial Services, Inc.(*)      10,950
      400    Merrill Lynch & Co., Inc.                     40,774
      100    Paine Webber Group, Inc.                       4,388
      400    TD Waterhouse Group, Inc.(*)                   8,025
      600    Washington Mutual, Inc.                       15,338
                                                        ---------
                                                          207,188
                                                        ---------




                                                       N A T I O N W I D E   1 5

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
FOOD & RELATED (1.5%)

      300    BestFoods, Inc.                              $   15,075
      100    Campbell Soup Co.                                 2,600
      204    General Mills                                     7,421
      320    Heinz (H.J.) Co.                                 10,880
      100    Hershey Foods Corp.                               4,538
      402    Kellogg Co.                                       9,824
       34    Nabisco Holdings Corp. Class A                    1,277
    2,688    Philip Morris Cos., Inc.                         58,799
      100    Quaker Oats Co.                                   6,519
      100    Sara Lee Corp.                                    1,500
      476    Unilever NV                                      21,688
                                                           ---------
                                                             140,121
                                                           ---------
--------------------------------------------------------------------------------
GOLD (0.0%)

      100    Freeport-McMoRan Copper & Gold, Inc.(*)             963
                                                           ---------
--------------------------------------------------------------------------------
HEALTH CARE (1.6%)

      800    Abbott Laboratories                              30,750
      200    Becton Dickinson & Co.                            5,125
      600    Boston Scientific Corp.(*)                       15,900
      515    Columbia/HCA Healthcare Corp.                    14,645
      500    Johnson & Johnson Co.                            41,250
      400    Medtronic, Inc.                                  20,775
      100    St. Jude Medical, Inc.(*)                         3,119
      400    Tenet Healthcare Corp.                           10,200
      100    Wellpoint Health Networks, Inc.(*)                7,375
                                                           ---------
                                                             149,139
                                                           ---------
--------------------------------------------------------------------------------
HOTELS / MOTELS (0.3%)

      436    Hilton Hotels Corp.                               3,706
      180    International Game Technology(*)                  4,388
      110    Mandalay Resort Group(*)                          2,076
      200    Marriott International, Inc. Class A              6,400
      288    Mirage Resorts, Inc.                              5,868
      290    Starwood Hotels & Resorts Worldwide               8,247
                                                           ---------
                                                              30,685
                                                           ---------
--------------------------------------------------------------------------------
INSURANCE (1.1%)

    1,400    Allstate Corp.                                   33,074
      200    American International Group, Inc.               21,937
      400    AON Corp.                                        10,825
       20    AXA Financial, Inc.                                 653
      360    Hartford Financial Services Group                18,788
      162    MBIA, Inc.                                        8,009
       48    Mercury General Corp.                             1,314
         6    SAFECO Corp.                                       133
      100    St. Paul Cos., Inc.                               3,563
      300    Unum Provident Corp.                              5,100
                                                           ---------
                                                             103,396
                                                           ---------
--------------------------------------------------------------------------------
SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE / LIFE (0.7%)

      216    Aetna, Inc.                                  $   12,501
      200    American General Corp.                           11,200
      200    CIGNA Corp.                                      15,950
      302    Lincoln National Corp.                           10,513
      900    MetLife, Inc.(*)                                 14,906
      200    Torchmark Corp.                                   5,013
                                                           ---------
                                                              70,083
                                                           ---------
--------------------------------------------------------------------------------
INSURANCE / PROPERTY & CASUALTY (0.0%)

       40    Fremont General Corp.                               233
                                                           ---------
--------------------------------------------------------------------------------
LEISURE PRODUCTS (0.1%)

      200    Hasbro, Inc.                                      3,188
      480    Mattel, Inc.                                      5,880
                                                           ---------
                                                               9,068
                                                           ---------
--------------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED (0.7%)

      900    Honeywell International, Inc.                    50,400
      300    PPG Industries, Inc.                             16,313
                                                           ---------
                                                              66,713
                                                           ---------
--------------------------------------------------------------------------------
METALS (0.0%)

      100    Phelps Dodge Corp.                                4,625
                                                           ---------
--------------------------------------------------------------------------------
MORTGAGE / ASSET BACKED OBLIGATIONS (0.9%)

      841    Fannie Mae                                       50,723
      700    Freddie Mac                                      32,156
                                                           ---------
                                                              82,879
                                                           ---------
--------------------------------------------------------------------------------
MOTOR VEHICLES (1.3%)

      300    Dana Corp.                                        9,113
      529    Delphi Automotive Systems Corp.                  10,117
    1,200    Ford Motor Co.                                   65,625
      300    General Motors Corp.                             28,088
      100    Johnson Controls, Inc.                            6,331
      116    Lear Corp.(*)                                     3,473
       70    PACCAR, Inc.                                      3,329
                                                           ---------
                                                             126,076
                                                           ---------
--------------------------------------------------------------------------------
NATURAL GAS (0.2%)

       66    ColumBia Energy Group                             4,142
      100    El Paso Energy Corp.                              4,250
      400    Williams Cos., Inc. (The)                        14,925
                                                           ---------
                                                              23,317
                                                           ---------



1 6   N  A  T  I  O  N  W  I  D  E

                                                        [PICTURE OF SMALL
                                                        AREA ON U.S.
                                                        CURRENCY]

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
OIL & GAS (1.0%)

      200    Apache Corp.                                $    9,688
      306    Conoco, Inc. Class B                             7,612
    1,388    Royal Dutch Petroleum Co.                       79,636
                                                          ---------
                                                             96,936
                                                          ---------
--------------------------------------------------------------------------------
OIL / DOMESTIC (0.2%)

      200    Phillips Petroleum Co.                           9,488
      128    Tosco Corp.                                      4,104
      304    Union Pacific Resources Group, Inc.              5,833
                                                          ---------
                                                             19,425
                                                          ---------
--------------------------------------------------------------------------------
OIL / INTERNATIONAL (2.1%)

      400    Chevron Corp.                                   34,050
    2,000    Exxon Mobil Corp.                              155,375
      300    Texaco, Inc.                                    14,850
                                                          ---------
                                                            204,275
                                                          ---------
--------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.3%)

      100    Baker Hughes, Inc.                               3,181
       44    Cooper Cameron Corp.(*)                          3,300
       56    Diamond Offshore Drilling, Inc.                  2,258
      100    Dynegy, Inc.                                     6,543
      100    Ensco International, Inc.                        3,319
      140    Global Marine, Inc.(*)                           3,360
      136    R&B Falcon Corp.(*)                              2,822
       60    Ultramar Diamond Shamrock Corp.                  1,485
                                                          ---------
                                                             26,268
                                                          ---------
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)

       62    Bowater, Inc.                                    3,410
      250    Fort James Corp.                                 5,984
      400    International Paper Co.                         14,700
         8    Louisiana-Pacific Corp.                           107
                                                          ---------
                                                             24,201
                                                          ---------
--------------------------------------------------------------------------------
PHOTOGRAPHIC (0.2%)

      394    Eastman Kodak Co.                               22,039
                                                          ---------
--------------------------------------------------------------------------------
POLLUTION CONTROL (0.1%)

      815    Waste Management, Inc.                          12,938
                                                          ---------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.4%)

      470    Gannett Co., Inc.                               30,021
      124    Knight-Ridder, Inc.                              6,084
                                                          ---------
                                                             36,105
                                                          ---------



SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
RAILROADS (0.2%)

      300    Burlington Northern Santa Fe Corp.          $    7,237
      116    CSX Corp.                                        2,429
      300    Norfolk Southern Corp.                           5,288
      138    Union Pacific Corp.                              5,813
                                                          ---------
                                                             20,767
                                                          ---------
--------------------------------------------------------------------------------
RESTAURANTS (0.0%)

      106    McDonald's Corp.                                 4,041
                                                          ---------
--------------------------------------------------------------------------------
RETAIL (3.1%)

      100    Abercrombie & Fitch Co.                          1,100
      200    Circuit City Stores-Circuit City Group          11,763
      208    Federated Department Stores, Inc.(*)             7,072
    1,000    Gap, Inc.                                       36,750
      800    Home Depot, Inc.                                44,849
      200    Jones Apparel Group, Inc.(*)                     5,938
      600    Kmart Corp.(*)                                   4,875
      200    Limited, Inc. (The)                              9,038
      380    May Department Stores Co. (The)                 10,450
      200    Nordstrom, Inc.                                  5,563
      252    Penney (J.C), Co., Inc.                          3,481
      400    Sears, Roebuck & Co.                            14,650
      500    Target Corp.                                    33,281
      308    TJX Cos., Inc.                                   5,910
    1,824    Wal-Mart Stores, Inc.                          101,003
                                                          ---------
                                                            295,723
                                                          ---------
--------------------------------------------------------------------------------
RETAIL / FOOD & DRUG (0.6%)

      300    Albertson's, Inc.                                9,769
      906    Kroger Co.                                      16,818
      600    Safeway, Inc.(*)                                26,474
                                                          ---------
                                                             53,061
                                                          ---------
--------------------------------------------------------------------------------
SERVICES (2.1%)

    1,400    America Online, Inc.(*)                         83,737
    1,411    Cendant Corp.                                   21,782
      400    Computer Associates International, Inc.         22,325
      300    E(*)TRADE Group, Inc.(*)                         6,450
      270    Electronic Data Systems Corp.                   18,563
      600    Oracle Corp.(*)                                 47,962
       40    Ryder System, Inc.                                 888
                                                          ---------
                                                            201,707
                                                          ---------
--------------------------------------------------------------------------------
STEEL (0.0%)

      114    Allegheny Technologies, Inc.                     2,757
       80    USX-U.S. Steel Group, Inc.                       2,005
                                                          ---------
                                                              4,762
                                                          ---------



                                              N  A  T  I  O  N  W  I  D  E   1 7

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (6.4%)

      100    Allegiance Telecom, Inc.(*)                 $    7,075
      200    ALLTEL Corp.                                    13,325
    1,100    AT&T Corp.                                      51,356
      453    Bell Atlantic Corp.                             26,840
      700    Global Crossing Ltd.(*)                         22,050
      800    GTE Corp.                                       54,200
    1,380    Lucent Technologies, Inc.                       85,819
    1,961    MCI WorldCom, Inc.(*)                           89,103
    1,100    Nortel Networks Corp.                          124,574
      200    QUALCOMM, Inc.(*)                               21,688
    2,200    SBC Communications, Inc.                        96,387
      400    Sprint Corp. (PCS Group)(*)                     22,000
                                                          ---------
                                                            614,417
                                                          ---------
--------------------------------------------------------------------------------
TELEVISION BROADCASTING (0.1%)

      300    Fox Entertainment Group, Inc.(*)                 7,725
                                                          ---------
--------------------------------------------------------------------------------
TIRE & RUBBER (0.1%)

      300    Goodyear Tire & Rubber Co.                       8,288
                                                          ---------
--------------------------------------------------------------------------------
TRANSPORTATION (0.0%)

       20    CNF Transportation, Inc.                           559
                                                          ---------
--------------------------------------------------------------------------------
UTILITIES (1.1%)

      110    Allegheny Energy, Inc.                           3,341
      400    Carolina Power & Light Co.                      14,624
      600    Central & Southwest Corp.                       13,013
      200    Cinergy Corp.                                    5,350
      108    CMS Energy Corp.                                 2,052
      300    Dominion Resources, Inc.                        13,499
      200    DTE Energy Co.                                   6,525
      200    Edison International                             3,813
      300    Entergy Corp.                                    7,631
      110    GPU, Inc.                                        3,087
      110    NiSource, Inc.                                   2,035
      300    PG&E Corp.                                       7,781
      100    Pinnacle West Capital Corp.                      3,513
      200    PP&L Resources, Inc.                             4,775
      100    Reliant Energy, Inc.                             2,663
       20    TECO Energy, Inc.                                  438
      300    Texas Utilities Co.                             10,106
      106    Wisconsin Energy Corp.                           2,266
                                                          ---------
                                                            106,512
                                                          ---------

TOTAL COMMON STOCK (cost $5,195,188)                      5,819,073
                                                          ---------



PRINCIPAL        SECURITY                                  VALUE
CORPORATE BONDS (5.9%)
--------------------------------------------------------------------------------
AUTOMOBILES (0.9%)

   90,000    DaimlerChrysler NA Hldg.,
                 6.46%, 12/07/01                         $   88,329
                                                          ---------
--------------------------------------------------------------------------------
CHEMICALS (0.3%)

   25,000    Du Pont (E.I.) De Nemours & Co.,
                 6.75%, 10/15/04                             24,384
                                                          ---------
--------------------------------------------------------------------------------
ELECTRIC SERVICES (0.6%)

   35,000    Calenergy Co., Inc., 7.63%, 10/15/07            33,392
   25,000    Constellation Energy, 7.875%, 04/01/05          24,646
                                                          ---------
                                                             58,038
                                                          ---------
--------------------------------------------------------------------------------
ENTERTAINMENT (0.3%)

   30,000    Time Warner, Inc., 7.97%, 08/15/04              30,111
                                                          ---------
--------------------------------------------------------------------------------
FINANCIAL / BANKS (0.8%)

   40,000    First Union Corp., 6.95%, 11/01/04              38,881
   35,000    Northern Trust Co., 6.65%, 11/09/04             33,733
                                                          ---------
                                                             72,614
                                                          ---------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (1.1%)

   35,000    Finova Capital Corp., 7.25%, 11/08/04           32,401
   75,000    Ford Motor Credit Co., 7.375%, 10/28/09         72,677
                                                          ---------
                                                            105,078
                                                          ---------
--------------------------------------------------------------------------------
OIL & GAS (0.8%)

   45,000    Amerada Hess Corp., 7.875%, 10/01/29            42,027
   45,000    Enron Corp., 6.95%, 07/15/28                    38,381
                                                          ---------
                                                             80,408
                                                          ---------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.8%)

   45,000    MCI Worldcom, Inc., 6.40%, 08/15/05             42,726
   30,000    U.S. West Communications,
                 7.20%, 11/01/04                             29,715
                                                          ---------
                                                             72,441
                                                          ---------
--------------------------------------------------------------------------------
TELEVISION BROADCASTING (0.3%)

   30,000    Tele-Communications, Inc.,
                 7.875% 08/01/13                             29,933
                                                          ---------

TOTAL CORPORATE BONDS (cost $578,574)                       561,336
                                                          ---------




1 8   N  A  T  I  O  N  W  I  D  E

                                                     [PICTURE OF SMALL
                                                     AREA ON U.S.
                                                     CURRENCY]

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

PRINCIPAL        SECURITY                                VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (27.0%)
--------------------------------------------------------------------------------
GOVERNMENT - AGENCY (1.1%)

$110,000    FHLB, 5.125%, 02/26/02                          106,301
                                                          ---------
--------------------------------------------------------------------------------
GOVERNMENT - MORTGAGE-BACKED OBLIGATIONS (11.5%)

  510,000    FNMA, 6.50%, 05/01/30                          475,734
  180,000    FNMA, 6.50%, 05/18/15                          172,238
   53,437    GNMA, 6.50%, 12/15/28                           50,169
  420,000    GNMA, 7.00%, 05/22/30                          403,856
                                                          ---------
                                                          1,101,997
                                                          ---------
--------------------------------------------------------------------------------
GOVERNMENT-TREASURY (14.4%)

   70,000    U.S. Treasury Bond, 8.875%, 02/15/19            89,469
  410,000    U.S. Treasury Note, 5.625%, 09/30/01           403,978
  260,000    U.S. Treasury Note, 6.00%, 08/15/04            254,556
  450,000    U.S. Treasury Note, 6.00%, 08/15/09            439,172
  475,000    U.S. Treasury Note Strip, 05/15/18             157,894
   90,000    U.S. Treasury Note Strip, 08/15/21              24,834
                                                          ---------
                                                          1,369,903
                                                          ---------

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS (cost $2,582,040)                      2,578,201
                                                          ---------



PRINCIPAL        SECURITY                                VALUE
REPURCHASE AGREEMENT (13.4%)
--------------------------------------------------------------------------------
$1,281,000      Fifth Third Bank 5.78%, 05/01/00,
                Collateralized by $1,338,000 FNMA
                Pool #303741, 7.00%, 02/01/11,
                market value $1,307,058
                (cost $1,281,000)                       $ 1,281,000
                                                         ----------

TOTAL (cost $9,985,030)                                 $10,583,249
                                                         ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
    FHLB   Federal Home Loan Bank
    FNMA   Federal National Mortgage Association
    GNMA   Government National Mortgage Association

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                              N  A  T  I  O  N  W  I  D  E   1 9

                                                [PICTURE OF SMALL
                                                AREA ON U.S.
                                                CURRENCY]

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE SMALL CAP FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the six-month period ended April 30, 2000, the Prestige Small Cap Fund (Class A Shares) returned 15.55%(*) vs. a return of 18.72% for the Russell 2000 Index, the benchmark index.
     The Fund's performance shortfall for the six-month period occurred primarily during the three-month period ending in January. During this period, the small-cap market's performance was concentrated in a narrow group of technology-oriented growth stocks, while many other sectors of the market experienced negative returns. In this environment, the Fund's broad diversification and benchmark-like sector distribution limited its excess return potential. The results of our stock selection process were also mixed during this period. Factors such as relative strength and long-term growth were positive, but exposure to companies with improving earnings estimates as well as value-oriented characteristics like low price/earnings and price/assets ratios were negative. During the subsequent quarter there was significant improvement in the performance of these fac- tors as the market broadened. Stocks with low price/earnings ratios and those with significant institutional interest were particularly strong.
     Many of the Fund's best performing stocks during the last six months were in the technology sector, including Aspect Development (which the fund had held), Terayon Communication Systems, and Broadvision. Stillwater Mining and Downey Financial rounded out the top five contributors. The Fund's most significant underperformers during this period were Lason, Kronos, Macromedia (which is no longer held), Applied Science & Technology, and Noven Pharmaceuticals.
     Four of the Fund's five largest holdings (based on their average weight over the six-month period) outperformed the Russell 2000. Amkor Technology, Broadvision, Stillwater Mining, and Macromedia (which is no longer held)had very strong returns, while IDEC Pharmaceuticals was the one laggard among the top five for the recent six-month period, although we realized gains on a significant portion of the Fund's position in November and February.
     Our investment process is designed to add value through exposure to company characteristics that our research has demonstrated con- tribute to excess return over time, while limiting exposure to other risk factors. In recent months there has been a significant increase in stock-specific risk, making it necessary to increase the number hold- ings in the Fund to achieve our targets for risk control. Therefore over the past six months we have increased the number of holdings in the Fund from 204 to 269.
     Some of the Fund's holdings, like Broadvision and Amkor, have experienced such dramatic growth over the past year that they have essentially outgrown their "small cap" designation, although they remain in our universe as long as they are in the benchmark index. We expect an unusually high level of turnover in the Russell 2000 Index when it is reconstituted at the end of June. In anticipation of this, we have reduced the Fund's exposure to a number of issues that we expect to move out of the benchmark to no more than an index weighting.

INVESCO MANAGEMENT & RESEARCH, INC. - SUBADVISOR
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $27,038,888


PORTFOLIO COMPOSITION
(Subject to Change)                             [PICTURES]
------------------------------------
Repurchase Agreement  0.5%
                                                [PIE CHART]
--------------------------------------
Common Stock  99.5%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                               INSTITUTIONAL
        CLASS A           CLASS B              SERVICE(3)
YEARS  W/O SC(*) W/SC(1)  W/O SC(*)  W/SC(2)   W/O SC
------------------------------------------------------------
  1     21.72%   14.70%    21.30%    16.30%    21.83%
------------------------------------------------------------
Life    19.02%   14.38%    18.44%    15.96%    19.15%
------------------------------------------------------------

LIFE OF THE FUND IS SINCE 11/02/98.
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
(*)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3 INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.





2 0   N  A  T  I  O  N  W  I  D  E

Statement of Investments Prestige Small Cap Fund
(Unaudited)                              April 30, 2000

SHARES           SECURITY                                   VALUE
COMMON STOCK (99.5%)
--------------------------------------------------------------------------------
AIRLINES (0.5%)

    3,100    America West Holdings Corp. Class A(*)         $   45,338
    2,000    SkyWest, Inc.                                      84,250
                                                            -----------
                                                               129,588
                                                            -----------

APPAREL (0.5%)

    5,100    Cato Corp. (The) Class A                           53,869
    2,300    Pacific Sunwear of California, Inc.                78,344
                                                            -----------
                                                               132,213
                                                            -----------

APPLIANCES (0.4%)

    2,500    Salton, Inc.                                      107,344
                                                            -----------

AUTO & AUTO PARTS (0.7%)

    4,600    Copart, Inc.                                       79,350
   11,900    Tenneco Automotive, Inc.                          105,613
                                                            -----------
                                                               184,963
                                                            -----------

BEVERAGES / ALCOHOLIC (0.6%)

    1,600    Canandaigua Wine Co. Class A(*)                    80,600
    2,700    Robert Mondavi Corp. (The)(*)                      89,606
                                                            -----------
                                                               170,206
                                                            -----------

BIOTECHNOLOGY (0.3%)

    1,000    Human Genome Sciences, Inc.                        76,563
                                                            -----------

BUSINESS EQUIPMENT & SERVICES (2.0%)

    2,400    CACI International, Inc. Class A(*)                56,250
    3,400    Professional Detailing, Inc.(*)                    91,800
      400    Proxim, Inc.(*)                                    30,775
    2,800    TeleTech Holdings, Inc.(*)                         91,350
    1,700    Titan Corp. (The)(*)                               72,994
    4,600    True North Communications, Inc.                   189,462
                                                            -----------
                                                               532,631
                                                            -----------

CAPITAL GOODS (0.5%)

    4,100    Milacron, Inc.                                     74,825
    1,200    PerkinElmer, Inc.(*)                               65,700
                                                            -----------
                                                               140,525
                                                            -----------

CHEMICALS (1.0%)

    2,200    Geon Co. (The)                                     48,125
   16,300    Grace (W.R.) & Co.                                211,900
                                                            -----------
                                                               260,025
                                                            -----------

COMMUNICATION EQUIPMENT (0.6%)

    1,200    Carrier Access Corp.(*)                       $    52,350
    4,400    LodgeNet Entertainment Corp.(*)                   113,300
                                                           ------------
                                                               165,650
                                                           ------------

COMPUTER EQUIPMENT (1.4%)

    1,800    Advanced Digital Information Corp.                 44,213
      900    Cognex Corp.(*)                                    51,188
    2,900    In Focus Systems, Inc.(*)                          86,818
    3,200    Micron Electronics, Inc.(*)                        34,200
    2,400    MICROS Systems, Inc.(*)                            96,599
    1,800    Xircom, Inc.(*)                                    70,988
                                                           -----------
                                                               384,006
                                                           -----------

COMPUTER SOFTWARE & SERVICES (9.2%)

    1,300    Advent Software, Inc.                              68,250
    1,000    Allaire Corp.                                      55,063
    1,100    Black Box Corp.(*)                                 84,631
    4,300    Broadvision, Inc.(*)                              188,930
    3,500    Cerner Corp.(*)                                    77,219
    1,200    Emulex Corp.(*)                                    54,450
    1,000    Entrust Technologies, Inc.(*)                      49,125
      900    HNC Software, Inc.(*)                              44,550
    4,400    Infocure Corp.                                     40,150
    1,500    Informatica Corp.                                  62,906
      600    ISS Group, Inc.                                    54,263
    3,200    Kronos, Inc.(*)                                   102,800
   11,500    MAPICS, Inc.(*)                                    76,188
    2,200    MapInfo Corp.                                      65,175
    3,300    Mercury Computer Systems, Inc.                    126,844
    2,000    Mercury Interactive Corp.                         179,999
      900    Micromuse, Inc.(*)                                 88,313
    2,300    MicroStrategy, Inc.                                59,513
      800    NVIDIA Corp.(*)                                    71,300
    1,500    Peregrine Systems, Inc.(*)                         36,094
    5,200    Pinnacle Systems, Inc.                            124,800
    3,500    Progress Software Corp.                            70,000
    1,100    Proxicom, Inc.                                     37,606
      900    QRS Corp.                                          29,700
    2,200    Razorfish, Inc.                                    41,663
    1,600    Remedy Corp.(*)                                    85,000
    2,200    RSA Security, Inc.(*)                             129,112
    1,400    SanDisk Corp.(*)                                  128,274
    2,300    Verity, Inc.                                       74,606
    1,800    VerticalNet, Inc.                                  97,200
    1,400    WebTrends Corp.                                    45,938
                                                           -----------
                                                             2,449,662
                                                           -----------

CONSTRUCTION & BUILDING MATERIALS (2.5%)

    5,900    Elcor Corp.                                       187,694
    2,500    Granite Construction, Inc.                         59,375
    6,900    Insituform Technologies, Inc. Class A(*)          231,581
    2,000    NVR, Inc.(*)                                      124,500
    7,200    Standard Pacific Corp.                             72,450
                                                           -----------
                                                               675,600
                                                           -----------




                                                                 NATIONWIDE   21

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
CONSULTING SERVICES (0.2%)

      700    Diamond Technology Partners, Inc.             $    55,388
                                                           -----------

CONSUMER DURABLE (0.4%)

    5,500    Fossil, Inc.                                      114,125
                                                           -----------

CONSUMER NON-CYCLICAL (0.4%)

    5,800    Tupperware Corp.                                  109,475
                                                           -----------

DISTRIBUTION (1.4%)

    5,400    Advanced Marketing Services, Inc.                 107,241
    6,100    Furniture Brands International, Inc.(*)           113,994
    4,900    United Stationers, Inc.(*)                        163,537
                                                           -----------
                                                               384,772
                                                           -----------

DRUGS (1.9%)

      500    Abgenix, Inc.                                      44,781
    5,600    Alpharma, Inc. Class A                            216,300
      600    ImClone Systems, Inc.(*)                           54,600
      600    Incyte Pharmaceuticals, Inc.(*)                    46,200
    3,000    Jones Pharma, Inc.                                 86,438
    2,800    K-V Pharmaceutical Co.(*)                          70,700
                                                           -----------
                                                               519,019
                                                           -----------

EDUCATION (0.6%)

    6,500    DeVry, Inc.(*)                                    154,781
                                                           -----------

ELECTRONICS (10.4%)

    1,600    ACT Manufacturing, Inc.                            58,200
    2,200    Alpha Industries, Inc.                            114,400
    2,200    Amkor Technology, Inc.(*)                         134,613
    1,600    Amphenol Corp. Class A                            102,000
    2,200    Anixter International, Inc.(*)                     74,113
      500    Credence Systems Corp.(*)                          71,375
    1,400    Cree Research, Inc.                               203,699
    5,300    Dallas Semiconductor Corp.                        227,568
    4,400    Elantec Semiconductor, Inc.                       178,199
      600    KEMET Corp.(*)                                     44,700
      700    Kopin Corp.                                        54,206
    3,600    Lam Research Corp.                                165,149
    2,700    Lattice Semiconductor Corp.                       181,912
    2,300    Littlefuse, Inc.(*)                                81,650
    1,100    LTX Corp.(*)                                       50,325
    2,000    Methode Electronics                                83,344
    4,400    Pioneer-Standard Electronics, Inc.                 67,375
    1,000    Power-One, Inc.(*)                                 68,250
    1,100    Rogers Corp.(*)                                    74,113
    2,300    Sawtek, Inc.(*)                                   109,969
    3,600    Sensormatic Electronics Corp.(*)                   60,075
    1,300    Tektronix, Inc.                                    75,238
    1,825    Transwitch Corp.                                  160,714
    1,500    TriQuint Semiconductor, Inc.(*)                   154,219
    6,600    Ultratech Stepper, Inc.(*)                    $    98,588
    4,500    Universal Electronics, Inc.                        92,250
                                                           -----------
                                                             2,786,244
                                                           -----------

ENTERTAINMENT (1.4%)

    6,800    Argosy Gaming Co.(*)                              108,800
    1,500    Macrovision Corp.                                  73,313
    5,400    Station Casinos, Inc.(*)                          153,900
    6,400    Topps Co., Inc. (The)(*)                           56,000
                                                           -----------
                                                               392,013
                                                           -----------

FINANCIAL / BANKS (6.7%)

    8,500    BancWest Corp.                                    155,656
    6,100    Bank United Corp.                                 202,443
    2,436    Commerce Bancorp, Inc.                             96,679
    6,500    Downey Financial Corp.                            194,187
   13,600    East West Bancorp, Inc.                           169,999
    1,900    Greater Bay Bancorp                                80,780
    8,064    Imperial Bancorp                                  158,256
    3,600    Irwin Financial Corp.                              60,975
    6,800    Richmond County Financial Corp.                   116,450
    2,200    Silicon Valley Bancshares(*)                      135,850
    3,400    Southwest Bancorp of Texas, Inc.(*)                66,513
    9,600    Sterling Bancshares, Inc.                         105,600
    8,900    Washington Federal, Inc.                          155,194
    5,000    Webster Financial Corp.                           106,875
                                                           -----------
                                                             1,805,457
                                                           -----------

FINANCIAL / MISCELLANEOUS (4.0%)

    4,000    Affiliated Managers Group, Inc.(*)                160,500
    8,300    Americredit Corp.(*)                              155,106
    2,100    CompuCredit Corp.(*)                               68,906
    3,300    Eaton Vance Corp.                                 139,631
    2,200    Metris Cos., Inc.(*)                               82,500
    4,700    Radian Group, Inc.                                239,407
    3,350    Southwest Securities Group, Inc.                  137,769
    4,900    Triad Guaranty, Inc.(*)                           102,900
                                                           -----------
                                                             1,086,719
                                                           -----------

FOOD & RELATED (1.0%)

    2,600    Corn Products International, Inc.                  62,400
    4,700    Del Monte Foods Co.(*)                             41,713
    3,000    Dreyer's Grand Ice Cream, Inc.                     72,000
    3,400    Jack in the Box, Inc.(*)                           83,300
                                                           -----------
                                                               259,413
                                                           -----------

HEALTH CARE (4.5%)

      900    Affymetrix, Inc.(*)                               121,556
    4,200    Apria Healthcare Group, Inc.(*)                    58,538
    1,400    Celera Genomics                                   115,500
    1,800    CONMED Corp.(*)                                    47,025
    3,300    Cytyc Corp.                                       147,674



22 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)

    3,300    Datascope Corp.                               $   109,313
    2,850    King Pharmaceuticals, Inc.                        140,718
    4,000    MedQuist, Inc.(*)                                 141,749
    2,600    Mentor Corp.                                       45,988
    3,600    ResMed, Inc.                                      122,400
    1,300    Techne Corp.(*)                                    92,463
    1,900    Zoll Medical Corp.(*)                              83,956
                                                           -----------
                                                             1,226,880
                                                           -----------

HOME BUILDING (0.7%)

    3,800    Pulte Corp.                                        81,700
    5,200    Ryland Group, Inc. (The)                          104,650
                                                           -----------
                                                               186,350
                                                           -----------

HOTELS / MOTELS (1.1%)

   12,200    Aztar Corp.(*)                                    145,638
    7,600    Felcor Lodging Trust, Inc.                        149,150
                                                           -----------
                                                               294,788
                                                           -----------

INSURANCE (0.6%)

    8,800    Hooper Holmes, Inc.                               152,900
                                                           -----------

LEISURE PRODUCTS (0.2%)

    3,700    Callaway Golf Co.                                  61,513
                                                           -----------

MACHINERY (4.5%)

    1,500    Advanced Energy Industries, Inc.(*)               103,500
    3,700    Applied Science & Technology, Inc.(*)             100,594
    2,400    Astec Industries, Inc.(*)                          60,300
      900    Asyst Technologies, Inc.                           48,150
      800    Brooks Automation, Inc.(*)                         71,750
      900    Cymer, Inc.(*)                                     35,156
    6,500    Graco, Inc.                                       220,187
    2,800    Helix Technology Corp.                            142,975
    2,700    Imation Corp.(*)                                   75,769
      700    Kulicke & Soffa Industries, Inc.(*)                54,819
    1,800    Manitowoc Co., Inc. (The)                          59,738
   14,100    Stewart & Stevenson Services, Inc.                170,080
    1,800    Tecumseh Products Co.                              83,588
                                                           -----------
                                                             1,226,606
                                                           -----------

MANUFACTURING / DIVERSIFIED (0.7%)

    3,400    AptarGroup, Inc.                                   96,900
    2,500    Mark IV Industries, Inc.                           52,969
    1,600    Roper Industries, Inc.                             50,400
                                                           -----------
                                                               200,269
                                                           -----------
METALS (1.2%)

    5,800    Century Aluminum Co.                          $    81,200
    3,600    Commercial Metals Co.                             105,750
    1,000    Gilead Sciences, Inc.(*)                           54,188
    7,600    Ryerson Tull, Inc.                                 94,050
                                                           -----------
                                                               335,188
                                                           -----------

NATURAL GAS (0.2%)

    2,100    People's Energy Corp.                              65,231
                                                           -----------

OIL & GAS (4.8%)

    2,000    Atwood Oceanics, Inc.(*)                          121,250
    2,100    Barrett Resources Corp.(*)                         66,675
    4,800    Basin Exploration, Inc.(*)                         67,200
    7,100    Energen Corp.                                     130,019
    3,600    Equitable Resources, Inc.                         166,950
    1,800    St. Mary Land & Exploration Co.                    60,750
    2,700    Stone Energy Corp.(*)                             127,575
    4,300    Swift Energy Co.(*)                                87,881
    8,400    UGI Corp.                                         171,674
    4,700    UTI Energy Corp.(*)                               163,325
    5,000    Valero Energy Corp.                               145,000
                                                           -----------
                                                             1,308,299
                                                           -----------

Oil / International (0.8%)

    4,900    HS Resources, Inc.(*)                             118,519
    1,700    SEACOR SMIT, Inc.(*)                              104,125
                                                           -----------
                                                               222,644
                                                           -----------

OIL EQUIPMENT & SERVICES (1.6%)

    2,600    Drill-Quip, Inc.(*)                               105,625
    3,600    Hanover Compressor Co.(*)                         209,700
    2,200    Helmerich & Payne, Inc.                            68,888
    4,800    Tesoro Petroleum Corp.(*)                          56,400
                                                           -----------
                                                               440,613
                                                           -----------

PAPER & FOREST PRODUCTS (0.5%)

    6,700    Pope & Talbot, Inc.                               141,956
                                                           -----------

PHARMACEUTICALS (2.6%)

      600    Alkermes, Inc.(*)                                  31,950
    9,266    Bindley Western Industries, Inc.                  161,576
    1,200    Celgene Corp.                                      56,475
      900    COR Therapeutics, Inc.(*)                          68,569
    1,100    IDEC Pharmaceuticals Corp.                         70,400
    2,000    Millennium Pharmaceuticals, Inc.(*)               158,750
    6,800    NBTY, Inc.(*)                                     120,700
      800    Vertex Pharmaceuticals, Inc.(*)                    41,800
                                                           -----------
                                                               710,220
                                                           -----------




                                                                   NATIONWIDE 23

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                 VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.8%)

    5,100    Hollinger International, Inc.                 $    64,388
    4,700    McClatchy Co. (The)                               148,931
                                                           -----------
                                                               213,319
                                                           -----------

REAL ESTATE (0.2%)

    2,300    LNR Property Corp.                                 49,594
                                                           -----------

REAL ESTATE INVESTMENT TRUSTS (4.8%)

    6,200    Bedford Property Investors, Inc.                  109,275
   17,300    Capital Automotive REIT                           241,118
    4,300    Gables Residential Trust                          103,200
   14,500    JDN Realty Corp.                                  140,469
    3,900    Kilroy Realty Corp.                                94,088
   10,900    National Health Investors, Inc.                   130,800
    3,700    Prentiss Properties Trust                          87,875
    6,100    Shurgard Storage Centers, Inc.                    159,743
    7,400    SL Green Realty Corp.                             190,087
    2,700    Sovran Self Storage, Inc.                          55,519
                                                           -----------
                                                             1,312,174
                                                           -----------

RESTAURANTS (1.8%)

    4,100    Applebee's International, Inc.                    149,394
    3,200    CEC Entertainment, Inc.                            96,000
    4,000    Cheesecake Factory, Inc. (The)(*)                 163,750
    2,300    P.F. Chang's China Bistro, Inc.(*)                 80,500
                                                           -----------
                                                               489,644
                                                           -----------

RETAIL (2.4%)

    4,700    Ethan Allen Interiors, Inc.                       125,431
    4,700    Footstar, Inc.(*)                                 174,781
    4,100    Genesco, Inc.(*)                                   53,044
    3,600    Quiksilver, Inc.(*)                                67,950
    2,500    ShopKo Stores, Inc.(*)                             44,688
    3,750    Whitehall Jewelers, Inc.                           64,453
    2,700    Zale Corp.(*)                                     111,375
                                                           -----------
                                                               641,722
                                                           -----------

SEMICONDUCTORS (3.2%)

    3,200    Cypress Semiconductor Corp.(*)                    166,199
    1,400    Electroglas, Inc.(*)                               54,250
    2,700    FEI Co.(*)                                         61,088
    2,300    Integrated Device Technology, Inc.(*)             110,544
    2,300    International Rectifier Corp.(*)                  112,988
      900    Semtech Corp.                                      61,369
    2,400    Silicon Valley Group, Inc.                         68,400
    2,567    Three-Five Systems, Inc.                          223,299
                                                           -----------
                                                               858,137
                                                           -----------
SERVICES (3.1%)

    1,900    24/7 Media, Inc.(*)                           $    37,288
    3,900    ADVO, Inc.(*)                                     116,999
    2,100    American Management Systems, Inc.(*)               77,700
    3,300    Chemed Corp.                                       98,588
    6,000    Jefferies Group, Inc.                             132,374
    3,200    Pre-Paid Legal Services, Inc.(*)                  102,400
    1,600    Rare Medium Group, Inc.(*)                         32,900
    1,800    S1 Corp.(*)                                        97,763
    4,100    Sybase, Inc.(*)                                    82,769
    1,800    Westwood One, Inc.                                 63,675
                                                           -----------
                                                               842,456
                                                           -----------

STEEL (1.2%)

    2,600    Maverick Tube Corp.(*)                             74,100
    5,650    Stillwater Mining Co.(*)                          158,200
    6,500    Worthington Industries, Inc.                       80,438
                                                           -----------
                                                               312,738
                                                           -----------

TELECOMMUNICATIONS (4.6%)

    1,900    Adaptive Broadband Corp.                           61,750
    2,000    Advanced Fibre Communications, Inc.(*)             91,375
      600    ANADIGICS, Inc.                                    45,150
    2,600    CommScope, Inc.(*)                                123,500
    2,200    ITC DeltaCom, Inc.(*)                              72,325
    3,500    Lightbridge, Inc.(*)                               73,500
    1,000    MasTec, Inc.(*)                                    86,375
      500    MRV Communications, Inc.(*)                        34,469
    1,000    Polycom, Inc.(*)                                   79,125
      700    Powertel, Inc.(*)                                  47,075
      800    Powerwave Technologies, Inc.(*)                   166,449
    8,795    Price Communications Corp.                        178,098
    1,300    Rural Cellular Corp. Class A(*)                    96,119
      600    Terayon Communication Systems, Inc.(*)             55,800
    1,800    US LEC Corp. Class A(*)                            47,025
                                                           -----------
                                                             1,258,135
                                                           -----------

TEXTILES (0.4%)

    2,400    Springs Industries, Inc. Class A                   98,550
                                                           -----------

TOBACCO (0.2%)

    3,500    Universal Corp.                                    66,063
                                                           -----------

TRANSPORTATION (2.2%)

    8,300    Dollar Thrifty Automotive Group, Inc.(*)          174,300
    1,200    Landstar System, Inc.(*)                           68,700
    6,600    Oshkosh Truck Corp.                               207,900
    1,700    USFreightways Corp.                                79,263
    3,700    Werner Enterprises, Inc.                           69,375
                                                           -----------
                                                               599,538
                                                           -----------



24 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES (2.0%)

    3,000    Cleco Corp.                                  $    103,313
    2,700    Hawaiian Electric Industries, Inc.                 99,900
   10,000    Minnesota Power, Inc.                             184,375
    8,500    Public Service Co. of New Mexico                  153,000
                                                          ------------
                                                               540,588
                                                          ------------

TOTAL COMMON STOCK (COST $25,007,387)                       26,932,497
                                                          ------------

PRINCIPAL        SECURITY                   VALUE
REPURCHASE AGREEMENT (0.5%)
--------------------------------------------------------------------------------
 $130,000    Fifth Third Bank 5.78%, 05/01/00,
             Collateralized by $140,000 GNMA
             Pool #780848, 6.50%,
             08/05/13, market value $135,012
             (cost $130,00)                                $   130,000
                                                          ------------

TOTAL (cost $25,137,387)                                  $27,062,497
                                                          ===========

---------------------------
The abbreviations in the above statement stand for the following:

    GNMA    Government National Mortgage Association

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                                                                   NATIONWIDE 25

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------
PRESTIGE INTERNATIONAL FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the six-month period ended April 30, 2000, the Prestige International Fund (Class A Shares) returned 1.25%(*) vs. a return of 6.84% for the Morgan Stanley Capital International Europe Australasia and Far East Index (MSCI EAFE), its benchmark index.

   The pervasiveness of technology in business and society was demon- strated in 1999 by the anxiety over Year 2000 computer glitches. As Y2K fears subsided, technology's incorporation into business and accelerating Information Technology spending highlighted the continued growth poten- tial. Investors latched onto these themes to drive technology stocks and wireless telecommunications stocks to exorbitant levels. While technology stocks and so-called "new economy" stocks continue to garner most investor attention, non-technology companies in "old economy" industries are leveraging their traditional operations to build value in the Internet arena. Sony not only announced plans to sell its products directly to con- sumers online, but also made plans to create an online bank. In Spain, Telefonica joined with Banco Bilbao Vizcaya Argentaria to form an Internet bank, while Endesa teamed with Commerce One to create an online energy exchange. In the auto industry, DaimlerChrysler combined efforts with Ford, GM, Oracle, and Commerce One to create the dominant web-enabled busi-ness-to-business exchange in the auto industry. Nissan quickly committed to joining the new exchange. Companies are also developing value across numerous industries by floating and selling internally created "new econo- my" businesses. Deutsche Telekom announced plans to float its Internet and cellular operations, DaimlerChrysler sold its IT services business, and Siemens successfully completed an initial public offering of its Infineon semiconductor business. In April, many groups with attractive valuation characteristics that had been languishing (such as industrials, healthcare, and staples) posted gains as investors favored traditional companies with tangible earnings over long-dominant, if less profitable, technology stocks.

   Consumer-staples stock selection helped performance, led by a rebound in KAO in Japan and Tesco. Tesco has created and plans to float the U.K.'s largest online grocer. In the U.K., consumer-discretionary stock selection hurt as investors took profits in last year's winners, Sony and Philips. Auto stocks were weak and the Fund lacked exposure to expen- sive but strong-performing media stocks. During April, financial-stock picking helped as United Overseas Bank rose with a cyclical recovery and capital redeployment, while Axa led performance in Europe. In addition, capital-goods stock selection helped, with British Aerospace rebounding as it acquired Lockheed Martin's control system business. However, utili- ty-stock picking suffered as Vivendi's transformation to a media compa- ny, which has driven its tremendous performance over the last two years, had a negative impact in April.

   As geographic borders give way to industrial logic and global compet- itive pressures continue to mount, we expect corporate actions to remain an enduring catalyst of performance. Although most technology stocks remain exorbitantly expensive, we are participating in the "new economy" by investing in compellingly priced "old economy" companies that are using technology to revolutionize traditional business models and improve their financial productivity. We are also taking advantage of the current market volatility to opportunistically buy those technology compa- nies that are truly enabling change.

LAZARD ASSET MANAGEMENT - SUBADVISOR

(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $16,421,231

PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement  5.3%

Common Stock  93.3%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                         INSTITUTIONAL
           CLASS A               CLASS B                 SERVICE(3)
YEARS     w/o SC(*)  w/SC(1)     w/o SC(*)    w/SC(2)    w/o SC
--------------------------------------------------------------------
    1       7.12%    1.00%         6.58%       1.58%         7.32%
  Life     12.26%    7.88%        11.67%       8.85%        12.41%

Life of the Fund is since 11/02/98.

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  (*)   These returns do not reflect the effects of a sales charge.
  1     A 5.75% front-end sales charge was deducted.
  2     A 5.00% contingent deferred sales charge (CDSC) was deducted.
        The CDSC declines to 0% after 6 years.
  3 Institutional Service Class Shares are not subject to any sales charges. Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.





26 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                    VALUE
COMMON STOCK (93.3%)
--------------------------------------------------------------------------------
AUSTRALIA (1.5%)

             Metals (1.5%)
   23,600    Broken Hill Proprietary Co. Ltd.             $    253,934
                                                          ------------

DENMARK (1.4%)

             Telecommunications (1.4%)
    3,100    Tele Danmark AS                                   227,349
                                                          ------------

FINLAND (1.1%)

             Paper & Forest Products (1.1%)
    7,000    UPM-Kymmene OYJ                                   181,795
                                                          ------------

FRANCE (12.9%)

             Construction & Building Materials (1.8%)
    1,080    Compagnie de Saint Gobain                         147,721
      940    Suez Lyonnaise des Eaux                           147,760
                                                          ------------
                                                               295,481
                                                          ------------

             Drugs (1.8%)
    5,448    Aventis SA                                        300,352
                                                          ------------

             Financial / Banks (1.0%)
    2,070    Banque Nationale De Paris                         167,691
                                                          ------------

             Insurance (1.6%)
    1,780    Axa                                               264,553
                                                          ------------

             Oil / International (2.3%)
    2,437    Total Fina SA                                     370,638
                                                          ------------

             Services (1.6%)
    2,577    Vivendi                                           255,494
                                                          ------------

             Telecommunications (2.8%)
    1,990    Alcatel                                           462,415
                                                          ------------
             TOTAL FRANCE                                    2,116,624
                                                          ------------

GERMANY (10.6%)

             Airlines (1.1%)
    8,900    Deutsche Lufthansa AG                             185,317
                                                          ------------

             Financial / Banks (1.7%)
    4,700    HypoVereinsbank AG(*)                             286,953
                                                          ------------

             Insurance (1.6%)
      687    Allianz AG(*)                                     264,998
                                                          ------------

             Manufacturing & Consumer Goods (3.0%)
    2,560    Siemens AG                                        380,247
    5,500    Thyssen Krupp AG(*)                               115,774
                                                          ------------
                                                               496,021
                                                          ------------
             Motor Vehicles (1.0%)
    2,800    DaimlerChrysler AG                           $    163,679
                                                          ------------

             Telecommunications (1.0%)
    2,430    Deutsche Telekom AG(*)                            158,082
                                                          ------------

             Utilities / Electric (1.2%)
    3,780    Veba AG(*)                                        190,138
                                                          ------------
             TOTAL GERMANY                                   1,745,188
                                                          ------------

HONG KONG (1.3%)

             Financial / Banks (1.3%)
   19,600    HSBC Holdings PLC(*)                              218,925
                                                          ------------

ITALY (2.0%)

             Financial / Banks (1.0%)
   11,700    San Paolo - IMI SPA(*)                            164,189
                                                          ------------

             Oil / International (1.0%)
   31,600    ENI SPA                                           157,512
                                                          ------------
             TOTAL ITALY                                       321,701
                                                          ------------

JAPAN (23.3%)

             Beverages / Alcoholic (0.4%)
    7,000    Ashai Breweries Ltd.                               71,249
                                                          ------------

             Business Equipment & Services (2.2%)
    8,000    Canon, Inc.                                       365,684
                                                          ------------

             Consumer Non-Cyclical (1.5%)
    8,000    KAO Corp.                                         243,542
                                                          ------------

             Drugs (0.7%)
    5,000    Sankyo Co.                                        110,112
                                                          ------------

             Electronics (4.6%)
    3,300    Sony Corp.                                        378,943
    2,900    TDK Corp. ADR                                     391,500
                                                          ------------
                                                               770,443
                                                          ------------

             Financial / Banks (4.0%)
   14,000    Fuji Bank Ltd.                                    116,589
   17,000    Industrial Bank of Japan Ltd.                     140,000
   26,000    Sakura Bank Ltd.                                  182,361
   31,000    Sumitomo Trust & Banking Co. Ltd.                 226,609
                                                          ------------
                                                               665,559
                                                          ------------
             Financial / Miscellaneous (1.6%)
    1,800    Orix Corp.(*)                                     256,830
                                                          ------------

             Leisure Products (0.5%)
      500    Nintendo Co. Ltd.                                  83,278
                                                          ------------




                                                                   NATIONWIDE 27

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                   VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)

             Motor Vehicles (2.5%)
   91,000    Nissan Motors Co. Ltd.                         $   413,439
                                                          ------------

             Paper & Forest Products (0.5%)
   12,000    Nippon Paper Industries, Inc.                      75,950
                                                          ------------

             Retail (0.5%)
      800    Acom Co. Ltd.(*)                                   77,060
                                                          ------------

             Telecommunications (3.7%)
    5,000    Fujitsu Ltd.                                      141,573
       19    Nippon Telegraph & Telephone Corp.                235,584
        7    NTT Mobile Communications Network, Inc.           233,827
                                                          ------------
                                                               610,984
                                                          ------------

             Utilities / Electric (0.6%)
    7,000    Sumitomo Electric Industries                       93,207
                                                          ------------
             TOTAL JAPAN                                     3,837,337
                                                          ------------

NETHERLANDS (6.4%)

             Beverages / Alcoholic (1.3%)
    3,900    Heineken NV(*)                                    216,787

             Chemicals (0.9%)
    3,600    Akzo Nobel NV(*)                                  147,721

             Computer Services (0.8%)
    2,200    Getronics NV(*)                                   131,512

             Electronics (2.0%)
    7,168    Philips Electronics NV(*)                         320,518

             Financial / Banks (1.4%)
    4,280    ING Groep NV(*)                                   234,087
                                                          ------------
             TOTAL NETHERLANDS                               1,050,625
                                                          ------------

PORTUGAL (1.6%)

             Telecommunications (1.6%)
   23,400    Portugal Telecom SA(*)                            261,637
                                                          ------------

SINGAPORE (2.0%)

             Financial / Banks (2.0%)
   23,450    Overseas Chinese Banking Corp. Ltd.(*)            160,688
   24,176    United Overseas Bank Ltd.(*)                      168,495
                                                          ------------
                                                               329,183
                                                          ------------
              TOTAL SINGAPORE                                  329,183
                                                          ------------

SPAIN (3.8%)

             Telecommunications (2.2%)
   15,836    Telefonica SA(*)                             $    353,261

             Utilities / Electric (1.6%)
   12,200    Endesa SA                                         265,258
                                                          ------------
             TOTAL SPAIN                                       618,519
                                                          ------------

SWEDEN (1.9%)

             Consumer Durables (1.0%)
    9,600    Electroloux AB(*)                                 162,453
                                                          ------------

             Financial / Banks (0.9%)
   11,400    Svenska Handelsbanken AB                          150,893
                                                          ------------
             TOTAL SWEDEN                                      313,346
                                                          ------------

SWITZERLAND (3.5%)

             Drugs (1.1%)
       18    Roche Holding AG(*)                               188,425
                                                          ------------

             Insurance (0.8%)
      310    Zurich Allied AG(*)                               132,074
                                                          ------------

             Manufacturing & Consumer Goods (1.6%)
    2,201    ABB Ltd.                                          247,544
                                                          ------------
             TOTAL SWITZERLAND                                 568,043
                                                          ------------

UNITED KINGDOM (20.0%)

             Aerospace (1.3%)
   33,700    British Aerospace PLC                             207,771
                                                          ------------

             Auto & Auto Parts (0.8%)
    9,600    GKN PLC(*)                                        133,396
                                                          ------------

             Beverages / Alcoholic (1.2%)
   23,800    Diageo PLC                                        193,474
                                                          ------------

             Chemicals (1.7%)
   33,200    Imperial Chemical Industries, Inc.                285,733
                                                          ------------

             Drugs (2.8%)
    5,042    AstraZeneca Group PLC                             212,154
   18,000    Smithkline Beecham PLC                            247,723
                                                          ------------
                                                               459,877
                                                          ------------

             Electronics (0.7%)
   14,400    National Grid Group PLC(*)                        118,862
                                                          ------------

             Financial / Banks (1.0%)
   17,400    Halifax Group PLC(*)                              163,093
                                                          ------------

             Food & Related (1.3%)
   30,600    Cadbury Schweppes PLC                             210,206
                                                          ------------




28 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND CONTINUED
(UNAUDITED)                              APRIL 30, 2000

SHARES           SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)

             Insurance (1.5%)
   10,600    Prudential Corp. PLC                          $   163,547
   13,936    Royal & Sun Alliance Insurance Group PLC           78,178
                                                           -----------
                                                               241,725
                                                           -----------
             Manufacturing & Consumer Goods (0.9%)
   29,100    Invensys PLC                                      140,022
                                                           -----------

             Oil / International (1.3%)
   24,900    BP Amoco PLC                                      216,053
                                                           -----------

             Printing & Publishing (1.1%)
   25,600    Reed International PLC(*)                         178,062
                                                           -----------

             Retail (0.7%)
   19,400    Great Universal Stores PLC                        117,634
                                                           -----------

             Retail / Food & Drug (0.9%)
   44,500    Tesco PLC                                         152,498
                                                           -----------

             Telecommunications (2.0%)
   11,000    British Telecommunications PLC                    198,119
   29,400    Vodafone Airtouch PLC(*)                          135,025
                                                           -----------
                                                               333,144
                                                           -----------

             Utilities / Electric (0.3%)
   20,278    British Energy PLC                                 54,260
                                                           -----------
             TOTAL UNITED KINGDOM                            3,281,237


TOTAL COMMON STOCK  (cost $15,066,533)                      15,325,443
                                                           -----------

PRINCIPAL        SECURITY                   VALUE
REPURCHASE AGREEMENT (5.3%)
--------------------------------------------------------------------------------
 $873,000     Fifth Third Bank 5.78%, 5/01/00,
              Collateralized by $912,000 FNMA
              Pool #303741, 7.00%,
              02/01/11, market value $890,910
              (cost $873,000)                              $   873,000
                                                           -----------

Total investments (cost $15,939,533)                       $16,198,443
                                                           ===========

-----------------------------------------------------------------
The abbreviations in the above statement stand for the following:
       AB    Aktiebolag (Swedish stock exchange)
      ADR    American Depositary Receipt
       AG    Aktiengesellschaft (German, or Swiss Stock Cos.)
       AS    Limited
     FNMA    Federal National Mortgage Association
       NV    Naamloze Vennootschap (Dutch Corp.)
      OYJ    Limited
      PLC    Public Limited Company (British, Finnish, or Irish)
       SA    Societe Anonyme (French, Belgian Corp., Swiss, Spanish
             or Portuguese Corp.)
      SPA    Societa per Azioni (Italian Corp.)

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







                                                                   NATIONWIDE 29

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

                                                                                       PRESTIGE          PRESTIGE          PRESTIGE
                                                                                      LARGE CAP         LARGE CAP          BALANCED
                                                                                     VALUE FUND       GROWTH FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, unaffiliated, at value (cost $28,718,734,
  $40,109,974, $8,704,030)                                                           $ 28,995,590     $ 46,768,368     $  9,302,249
Repurchase Agreements, at value (cost $841,000, $3,775,000, $1,281,000)                   841,000        3,775,000        1,281,000
Cash                                                                                       64,280          270,943              811
Receivable for investment securities sold                                                    --               --              9,395
Receivable for Fund shares sold                                                               313             --               --
Receivable from adviser                                                                    10,650           10,620           11,407
Interest and dividends receivable                                                          57,311           16,767           26,638
Prepaid and other assets                                                                   53,580           49,716            7,215
                                                                                     ------------     ------------     ------------
    Total assets                                                                       30,022,724       50,891,414       10,638,715
                                                                                     ------------     ------------     ------------
 LIABILITIES
 Payable for investment securities purchased                                                 --               --          1,065,665
 Accrued expenses and other payables:
 Investment Management fees                                                                18,488           32,703            5,801
 Fund administration fees                                                                   6,165            6,165            6,165
 Transfer agent fees                                                                           12               75               32
 Distribution fees                                                                          6,051           10,180            2,572
 Administrative servicing fees                                                              3,726            6,053              435
 Other                                                                                     22,714           44,707            6,605
                                                                                     ------------     ------------     ------------
    Total liabilities                                                                      57,156           99,883        1,087,275
                                                                                     ------------     ------------     ------------
 Net Assets                                                                          $ 29,965,568     $ 50,791,531     $  9,551,440
                                                                                     ============     ============     ============

-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                          $ 29,965,568     $ 50,791,531     $  9,551,440
 Capital                                                                               30,976,028       42,085,065        8,872,027
 Undistributed (distributions in excess of) net investment income                          43,229         (108,480)          18,860
 Net unrealized appreciation from investments and futures                                 277,883        6,661,811          598,219
 Accumulated undistributed (distributions in excess of) net realized
     gains (losses) from investments and futures                                       (1,331,573)       2,153,135           62,334
                                                                                     ------------     ------------     ------------
 NET ASSETS                                                                          $ 29,965,568     $ 50,791,531     $  9,551,440
                                                                                     ============     ============     ============
 NET ASSETS:
 Class A                                                                             $ 28,115,187     $ 38,157,661     $  3,246,041
 Class B                                                                                  332,635        3,144,918        2,333,406
 Institutional Service Class                                                            1,517,746        9,488,952        3,971,993
                                                                                     ------------     ------------     ------------
 Total                                                                               $ 29,965,568     $ 50,791,531     $  9,551,440
                                                                                     ============     ============     ============
 SHARES OUTSTANDING (unlimited number of shares authorized)
 Class A                                                                                2,799,324        2,459,810          289,463
 Class B                                                                                   33,414          204,494          206,650
 Institutional Service Class                                                              150,704          610,497          354,105
                                                                                     ------------     ------------     ------------
 Total                                                                                  2,983,442        3,274,801          850,218
                                                                                     ============     ============     ============
 NET ASSET VALUE PER SHARE:
 Class A                                                                             $      10.04     $      15.51     $      11.21
 Class B                                                                             $       9.96     $      15.38     $      11.29
 Institutional Service Class                                                         $      10.07     $      15.54     $      11.22

 OFFERING PRICE (100%/(100% - Maximum Sales Charge) of net asset value adjusted to nearest cent per share:

 Class A(*)                                                                          $      10.65     $      16.46     $      11.89
 Class B(**)                                                                         $       9.96     $      15.38     $      11.29
 Institutional Service Class(***)                                                    $      10.07     $      15.54     $      11.22
                                                                                     ------------     ------------     ------------
 Maximum sales charge - Class A                                                              5.75%            5.75%            5.75%
                                                                                     ============     ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

  (*) CLASS A INCLUDES A FRONT-END SALES CHARGE.

 (**) CLASS B, THE REDEMPTION PRICE PER SHARE VARIES BY THE LENGTH OF TIME
      SHARES ARE HELD.
(***) INSTITUTIONAL SERVICE CLASS (FORMERLY KNOWN AS CLASS Y)
      DOES NOT HAVE ANY SALES CHARGES.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







30 NATIONWIDE

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2000

                                                                                                      PRESTIGE             PRESTIGE
                                                                                                      SMALL CAP       INTERNATIONAL
                                                                                                           FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, unaffiliated, at value (cost $25,007,387, $15,066,533)                   $ 26,932,497     $ 15,325,443
Repurchase Agreements, at value (cost $130,000, $873,000)                                                130,000          873,000
Foreign currency, at value (cost $2,015)                                                                                    1,978
Cash                                                                                                         415            6,235
Receivable for investment securities sold                                                                   --            159,146
Receivable for Fund shares sold                                                                              535             --
Receivable from adviser                                                                                   11,114           10,846
Interest and dividends receivable                                                                          8,079           34,535
Prepaid and other assets                                                                                   8,627           39,976
                                                                                                    ------------     ------------
   Total assets                                                                                       27,091,267       16,451,159
                                                                                                    ============     ============
LIABILITIES
Accrued expenses and other payables:
Investment management fees                                                                                20,334           11,660
Fund administration fees                                                                                   6,165            6,165
Transfer agent fees                                                                                           28               12
Distribution fees                                                                                          4,987            3,339
Administrative servicing fees                                                                              3,296            2,078
Other                                                                                                     17,569            6,674
                                                                                                    ------------     ------------
   Total liabilities                                                                                      52,379           29,928
                                                                                                    ------------     ------------
Net Assets                                                                                          $ 27,038,888     $ 16,421,231
                                                                                                    ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                          $ 27,038,888     $ 16,421,231
Capital                                                                                               23,236,954       15,631,367
Undistributed (distributions in excess of) net investment income                                         (27,023)         (75,788)
Net unrealized appreciation from investments                                                           1,925,110          256,546
Accumulated undistributed net realized gains from investment transactions                              1,903,847          609,403
                                                                                                    ------------     ------------
NET ASSETS                                                                                          $ 27,038,888     $ 16,421,231
                                                                                                    ============     ============
NET ASSETS:
Class A                                                                                             $ 23,028,596     $ 15,158,354
Class B                                                                                                  569,288          210,551
Institutional Service Class                                                                            3,441,004        1,052,326
                                                                                                    ------------     ------------
Total                                                                                               $ 27,038,888     $ 16,421,231
                                                                                                    ============     ============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A                                                                                                1,797,079        1,296,840
Class B                                                                                                   44,617           17,522
Institutional Service Class                                                                              268,124           89,843
                                                                                                    ------------     ------------
Total                                                                                                  2,109,820        1,404,205
                                                                                                    ============     ============
NET ASSET VALUE PER SHARE:
Class A                                                                                             $      12.81     $      11.69
Class B                                                                                             $      12.76     $      12.02
Institutional Service Class                                                                         $      12.83     $      11.71

OFFERING PRICE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent per share:
Class A(*)                                                                                          $      13.59     $      12.40
Class B(**)                                                                                         $      12.76     $      12.02
Institutional Service Class(***)                                                                    $      12.83     $      11.71
                                                                                                    ------------     ------------
Maximum sales charge - Class A                                                                              5.75%            5.75%
                                                                                                    ============     ============

  (*)Class A includes a front-end sales charge.

 (**)Class B, the redemption price per share varies by the length of time shares are held.
(***)Institutional Service Class (formerly known as Class Y) does not have any sales charges.


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                   NATIONWIDE 31

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
(UNAUDITED)     FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000

                                                               PRESTIGE       PRESTIGE       PRESTIGE       PRESTIGE        PRESTIGE
                                                              LARGE CAP      LARGE CAP       BALANCED      SMALL CAP   INTERNATIONAL
                                                             VALUE FUND    GROWTH FUND           FUND           FUND            FUND
INVESTMENT INCOME:
Interest income                                             $    34,933    $    35,551    $   144,131    $      --      $    26,257
Dividend income                                                 360,834        128,602          4,612        137,101           --
                                                            -----------    -----------    -----------    -----------    -----------
   Total income                                                 395,767        164,153        148,743        137,101         26,257
                                                            -----------    -----------    -----------    -----------    -----------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                      107,162        179,923         32,109        116,126         66,438
Fund administration fees                                         37,407         37,407         37,407         37,407         37,407
Custodian fees                                                    4,480          4,085          7,494          4,763         10,492
Distribution fees                                                35,328         55,679         14,691         28,552         18,889
Administrative servicing fees                                    21,719         34,557          2,233         19,424         12,134
Professional fees                                                 3,787          3,683          3,834          3,839          3,831
Trustees' fees and expenses                                          40             57             48             34             56
Transfer agent fees                                                 943          4,867          1,438          1,216            519
Registration and filing fees                                     10,359          9,446          9,860         10,086          9,839
Shareholders' reports                                             2,299          1,645          1,867          1,897          1,850
Insurance                                                             7              7              9             13              6
Other                                                             1,269          2,805          5,445         26,298          1,704
                                                            -----------    -----------    -----------    -----------    -----------
    Total expenses before waived or
       reimbursed expenses                                      224,800        334,161        116,435        249,655        163,165
Expenses waived or reimbursed                                   (60,381)       (61,528)       (63,683)       (85,400)       (61,392)
                                                            -----------    -----------    -----------    -----------    -----------
    Net expenses                                                164,419        272,633         52,752        164,255        101,773
                                                            -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                $   231,348    $  (108,480)   $    95,991    $   (27,154)   $   (75,498)
                                                            ===========    ===========    ===========    ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) from investments,
    futures, and foreign currency transactions              $(1,120,554)   $ 2,371,073    $    66,322    $ 1,919,205    $   626,839
                                                            -----------    -----------    -----------    -----------    -----------
Net change in unrealized appreciation (depreciation)
    from investments, futures, and foreign currency
    transactions                                              1,001,508      4,177,201        140,615      1,524,187       (347,444)
                                                            -----------    -----------    -----------    -----------    -----------
Net realized/unrealized gains (losses) from
    investments, futures, and foreign currency
    transactions                                               (119,046)     6,548,274        206,937      3,443,392        279,395
                                                            -----------    -----------    -----------    -----------    -----------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS                                             $   112,302    $ 6,439,794    $   302,928    $ 3,416,238    $   203,897
                                                            ===========    ===========    ===========    ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------------

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






32 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  PRESTIGE LARGE CAP VALUE FUND      PRESTIGE LARGE CAP GROWTH FUND
                                                               ----------------------------------  ---------------------------------
                                                                      FOR THE        PERIOD FROM          FOR THE        PERIOD FROM
                                                                   SIX MONTHS   NOVEMBER 2, 1998       SIX MONTHS   NOVEMBER 2, 1998
                                                                        ENDED                 TO            ENDED                TO
                                                               APRIL 30, 2000   OCTOBER 31, 1999   APRIL 30, 2000  OCTOBER 31, 1999
                                                                  (UNAUDITED)                (a)       (UNAUDITED)              (a)
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                         $    231,348    $     57,732    $   (108,480)    $    (33,926)
Net realized gains (losses) from investment transactions               (1,120,554)       (101,097)      2,371,073          388,494
Net change in unrealized appreciation from investments                  1,001,508         723,625)      4,177,201        2,484,610
                                                                     ------------    ------------    ------------     ------------
Change in net assets resulting from operations                            112,302        (766,990)      6,439,794        2,839,178
                                                                     ------------    ------------    ------------     ------------
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:

Net investment income                                                    (180,266)         (4,705)           --               --
Net realized gains from investment transactions                          (106,016)           --           473,361)            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                        (933)         (1,352)           --               --
Net realized gains from investment transactions                              (760)           --           (21,460)            --
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM: (b)
Net investment income                                                      (7,688)         (8,560)           --               --
Net realized gains from investment transactions                            (3,146)           --           (77,685)            --
                                                                     ------------    ------------    ------------     ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                      (298,809)        (56,963)       (572,506)            --
                                                                     ------------    ------------    ------------     ------------
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS: (c)
Proceeds from shares issued                                            18,981,721      34,485,142      21,273,489       48,565,205
Dividends reinvested                                                      298,772          56,963         580,434             --
Cost of shares redeemed                                               (15,921,474)     (6,925,096)    (16,112,995)     (12,221,068)
                                                                     ------------    ------------    ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                          3,359,019      27,617,009       5,740,928       36,344,137
                                                                     ------------    ------------    ------------     ------------
CHANGE IN NET ASSETS                                                    3,172,512      26,793,056      11,608,216       39,183,315

NET ASSETS:
BEGINNING OF PERIOD                                                    26,793,056            --        39,183,315             --
                                                                     ------------    ------------    ------------     ------------
END OF PERIOD                                                        $ 29,965,568    $ 26,793,056    $ 50,791,531     $ 39,183,315
                                                                     ============    ============    ============     ============

Undistributed (distributions in excess of) net realized gain (loss)
    on investments included in net assets at end of period           $ (1,331,573)   $   (101,097)   $  2,153,135     $    354,568
                                                                     ============    ============    ============     ============

Undistributed (distributions in excess of) net investment
    income included in net assets at end of period                   $     43,230    $        769    $   (108,396)    $       --
                                                                     ============    ============    ============     ============

SHARE TRANSACTIONS: (b)
Sold                                                                    1,988,957       3,241,641       1,396,942        3,828,192
Reinvested                                                                 30,719           5,617          39,351             --
Redeemed                                                                1,632,816        (650,676)     (1,047,694)        (941,990)
                                                                     ------------    ------------    ------------     ------------
Change in shares                                                          386,860       2,596,582         388,599        2,886,202
                                                                     ============    ============    ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

(a) FIRST OFFERED TO THE PUBLIC ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y.
(c) BOTH THE CAPITAL AND SHARE TRANSACTIONS SECTIONS REPRESENT COMBINED DATA FOR ALL CLASSES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                   NATIONWIDE 33

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                       PRESTIGE BALANCED FUND           PRESTIGE SMALL CAP FUND
                                                                ---------------------------------- ---------------------------------
                                                                        FOR THE       PERIOD FROM          FOR THE       PERIOD FROM
                                                                     SIX MONTHS  NOVEMBER 2, 1998       SIX MONTHS  NOVEMBER 2, 1998
                                                                          ENDED                TO            ENDED                TO
                                                                 APRIL 30, 2000  OCTOBER 31, 1999   APRIL 30, 2000  OCTOBER 31, 1999
                                                                    (UNAUDITED)               (a)      (UNAUDITED)               (a)
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                         $     95,991      $    118,974    $    (27,154)   $     14,711
Net realized gains from investment transactions                            66,322           139,859       1,919,205         179,087
Net change in unrealized appreciation from investments                    140,615           457,604       1,524,187         400,923
                                                                     ------------      ------------    ------------    ------------
Change in net assets resulting from operations                            302,928           716,437       3,416,238         594,721
                                                                     ------------      ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:

Net investment income                                                     (33,974)          (40,667)            (15)         (9,191)
Net realized gains from investment transactions                           (48,435)             --          (174,519)           --
                                                                     ------------      ------------    ------------    ------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                     (16,784)           (8,769)           --              --
Net realized gains from investment transactions                           (38,058)             --            (2,311)           --
                                                                     ------------      ------------    ------------    ------------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM: (b)
Net investment income                                                     (42,504)          (53,407)           (368)         (5,006)
Net realized gains from investment transactions                           (57,354)             --           (17,615)           --
                                                                     ------------      ------------    ------------    ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                      (237,109)         (102,843)       (194,828)        (14,197)
                                                                     ------------      ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS: (c)
Proceeds from shares issued                                             2,504,432         7,357,732      14,061,818      26,363,039
Dividends reinvested                                                      237,001           102,843         194,800          14,212
Cost of shares redeemed                                                  (974,538)         (355,443)    (12,243,416)     (5,153,499)
                                                                     ------------      ------------    ------------    ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                          1,766,895         7,105,132       2,013,202      21,223,752
                                                                     ------------      ------------    ------------    ------------
CHANGE IN NET ASSETS                                                    1,832,714         7,718,726       5,234,612      21,804,276

NET ASSETS:
BEGINNING OF PERIOD                                                     7,718,726              --        21,804,276            --
                                                                     ------------      ------------    ------------    ------------
END OF PERIOD                                                        $  9,551,440      $  7,718,726    $ 27,038,888    $ 21,804,276
                                                                     ============      ============    ============    ============

Undistributed net realized gain on investments
    included in net assets at end of period                          $     62,334      $    139,859    $  1,903,847    $    179,087
                                                                     ============      ============    ============    ============

Undistributed (distributions in excess of) net investment
    income included in net assets at end of period                   $     18,860      $     16,131    $    (27,023)   $        514
                                                                     ============      ============    ============    ============

SHARE TRANSACTIONS: (b)
Sold                                                                      224,788           714,777       1,068,090       2,410,464
Reinvested                                                                 21,266             9,526          16,606           1,349
Redeemed                                                                  (88,163)          (31,976)       (923,825)       (462,864)
                                                                     ------------      ------------    ------------    ------------
Change in shares                                                          157,891           692,327         160,871       1,948,949
                                                                     ============      ============    ============    ============

------------------------------------------------------------------------------------------------------------------------------------

(a) FIRST OFFERED TO THE PUBLIC ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y.
(c) BOTH THE CAPITAL AND SHARE TRANSACTIONS SECTIONS REPRESENT COMBINED DATA FOR ALL CLASSES.

See accompanying notes to financial statements.




34 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                                            PRESTIGE INTERNATIONAL FUND
                                                                             -------------------------------------------------------
                                                                               FOR THE SIX MONTHS                       PERIOD FROM
                                                                             ENDED APRIL 30, 2000               NOVEMBER 2, 1998 TO
                                                                                      (UNAUDITED)              OCTOBER 31, 1999 (a)
-----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                         $    (75,498)                     $     41,221
Net realized gains from investment transactions                                           626,839                            96,323
Net change in unrealized appreciation (depreciation) from investments                    (347,444)                          603,990
                                                                                     ------------                      ------------
Change in net assets resulting from operations                                            203,897                           741,534
                                                                                     ------------                      ------------
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:

Net investment income                                                                        --                              (7,780)
Net realized gains from investment transactions                                          (129,356)                             --
                                                                                     ------------                      ------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                                        --                                (653)
Net realized gains from investment transactions                                              (597)                             --
                                                                                     ------------                      ------------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM: (b)
Net investment income                                                                        --                             (10,375)
Net realized gains from investment transactions                                            (6,806)                             --
                                                                                     ------------                      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                                      (136,759)                          (18,808)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS: (c)
Proceeds from shares issued                                                            20,535,650                        20,167,857
Dividends reinvested                                                                      136,736                            18,805
Cost of shares redeemed                                                               (18,907,718)                       (6,319,963)
                                                                                     ------------                      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                          1,764,668                        13,866,699
                                                                                     ------------                      ------------
CHANGE IN NET ASSETS                                                                    1,831,806                        14,589,425

NET ASSETS:
BEGINNING OF PERIOD                                                                    14,589,425                              --
                                                                                     ------------                      ------------
END OF PERIOD                                                                        $ 16,421,231                      $ 14,589,425
                                                                                     ============                      ============

Undistributed net realized gain on
    investments included in net assets at end of period                              $    609,403                      $    119,323
                                                                                     ============                      ============

Undistributed (distributions in excess of) net investment income
    included in net assets at end of period                                          $    (75,788)                     $       (587)
                                                                                     ============                      ============

SHARE TRANSACTIONS: (b)
Sold                                                                                    1,721,694                         1,801,109
Reinvested                                                                                 11,336                             1,754
Redeemed                                                                               (1,579,716)                         (550,772)
                                                                                     ------------                      ------------
Change in shares                                                                          153,314                         1,252,091
                                                                                     ============                      ============
-----------------------------------------------------------------------------------------------------------------------------------

(a) FIRST OFFERED TO THE PUBLIC ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y.
(c) BOTH THE CAPITAL AND SHARE TRANSACTIONS SECTIONS REPRESENT COMBINED DATA FOR ALL CLASSES.

See accompanying notes to financial statements.





                                                                   NATIONWIDE 35

PRESTIGE FINANCIAL HIGHLIGHTS

                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                           CLASS A SHARES                     CLASS B SHARES
PRESTIGE LARGE CAP VALUE FUND                                   -------------------------------------------------------------------
                                                                    SIX MONTHS       PERIOD FROM       SIX MONTHS       PERIOD FROM
                                                                         ENDED  NOVEMBER 2, 1998            ENDED  NOVEMBER 2, 1998
                                                                APRIL 30, 2000                TO   APRIL 30, 2000                TO
                                                                   (UNAUDITED)  OCTOBER 31, 1999      (UNAUDITED)  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                               $   10.32         $    10.00           $ 10.24          $ 10.00
                                                                   ---------         ----------           -------          -------
INVESTMENT ACTIVITIES:
Net investment income                                                  0.07                0.07              0.03            (0.02)
Net realized gain (loss) and unrealized
   appreciation (depreciation)                                        (0.25)               0.32             (0.23)            0.27
                                                                 ----------          ----------           -------          -------
   Total from investment operations                                   (0.18)               0.39             (0.20)            0.25
DISTRIBUTIONS:
Net investment income                                                 (0.06)              (0.07)            (0.04)           (0.01)
Net realized gains                                                    (0.04)               --               (0.04)            --
                                                                 ----------          ----------           -------          -------
  Total distributions                                                 (0.10)              (0.07)            (0.08)           (0.01)
Net increase (decrease) in net asset value                            (0.28)               0.32             (0.28)            0.24
                                                                 ----------          ----------           -------          -------
NET ASSET VALUE--END OF PERIOD                                   $    10.04          $    10.32           $  9.96          $ 10.24
                                                                 ==========          ==========           =======          =======
Total Return (excluding sales charges)(d)                             (1.70%)              3.86%            (1.98%)           2.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                  $   28,115          $   25,883           $   333          $   155
Ratio of expenses to average net assets (a)                            1.15%               1.15%             1.90%            1.90%
Ratio of expenses to average net assets(*) (a)                         1.57%               1.87%             2.53%            5.34%
Ratio of net investment income to average net assets (a)               1.62%               0.85%             0.85%           (0.13%)
Ratio of net investment income to average net assets(*) (a)            1.20%               0.13%             0.23%           (3.57%)
Portfolio turnover (b)(d)                                             50.17%             120.94%            50.71%          120.94%



                                                                   INSTITUTIONAL SERVICE CLASS (c)
PRESTIGE LARGE CAP VALUE FUND                                    ---------------------------------
                                                                   SIX MONTHS       PERIOD FROM
                                                                        ENDED  NOVEMBER 2, 1998
                                                                APRIL 30, 2000                TO
                                                                   (UNAUDITED)  OCTOBER 31, 1999

NET ASSET VALUE--BEGINNING OF PERIOD                             $    10.35          $    10.00
                                                                 ----------          ----------
INVESTMENT ACTIVITIES:
Net investment income                                                  0.05                0.08
Net realized gain (loss) and unrealized
   appreciation (depreciation)                                        (0.22)               0.33
                                                                 ----------          ----------
   Total from investment operations                                   (0.17)               0.41
DISTRIBUTIONS:
Net investment income                                                 (0.07)              (0.06)
Net realized gains                                                    (0.04)              --
                                                                 ----------          ----------
  Total distributions                                                 (0.11)              (0.06)
Net increase (decrease) in net asset value                            (0.28)               0.35
                                                                 ----------          ----------
NET ASSET VALUE--END OF PERIOD                                   $     10.07         $    10.35
                                                                 ===========         ==========
Total Return (excluding sales charges)(d)                             (1.61%)              4.05%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                    $  1,518          $      755
Ratio of expenses to average net assets (a)                            1.00%               1.00%
Ratio of expenses to average net assets(*) (a)                         1.44%               4.21%
Ratio of net investment income to average net assets (a)               1.70%               0.77%
Ratio of net investment income to average net assets(*) (a)            1.26%              (2.44%)
Portfolio turnover (b)(d)                                             50.71%             120.94%





                                                                          CLASS A SHARES                   CLASS B SHARES
                                                              ---------------------------------  ----------------------------------
PRESTIGE LARGE CAP GROWTH FUND                                    SIX MONTHS       PERIOD FROM       SIX MONTHS        PERIOD FROM
                                                                       ENDED  NOVEMBER 2, 1998            ENDED   NOVEMBER 2, 1998
                                                              APRIL 30, 2000                TO   APRIL 30, 2000                 TO
                                                                 (UNAUDITED)  OCTOBER 31, 1999      (UNAUDITED)   OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $       13.58     $       10.00     $      13.50     $      10.00
                                                              -------------     -------------     ------------     ------------
INVESTMENT ACTIVITIES:
Net investment loss                                                   (0.03)            (0.04)           (0.07)           (0.12)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                        2.16              3.62             2.15             3.62
                                                              -------------     -------------     ------------     ------------
    Total from investment operations                                   2.13              3.58             2.08             3.50
                                                              -------------     -------------     ------------     ------------
DISTRIBUTIONS:
Net realized gains                                                    (0.20)          --                 (0.20)         --
    Total distributions                                               (0.20)          --                 (0.20)         --
Net increase in net asset value                                        1.93              3.58             1.88             3.50
                                                              -------------     -------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                $       15.51     $       13.58     $      15.38     $      13.50
                                                              -------------     -------------     ------------     ------------
Total Return (excluding sales charges)(d)                             15.77%            35.80%           15.49%           35.00%
                                                              =============     =============     ============     ============
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $      38,158     $      33,410     $      3,145     $      1,179
Ratio of expenses to average net assets (a)                            1.20%             1.20%            1.95%            1.95%
Ratio of expenses to average net assets(*) (a)                         1.47%             1.69%            2.30%            5.26%
Ratio of net investment income to average net assets (a)              (0.47%)           (0.27%)          (1.22%)          (0.97%)
Ratio of net investment income to average net assets(*) (a)           (0.74%)           (0.76%)          (1.56%)          (4.28%)
Portfolio turnover (b)(d)                                             44.74%            65.27%           44.74%           65.27%



                                                                INSTITUTIONAL SERVICE CLASS (c)
PRESTIGE LARGE CAP GROWTH FUND                                -----------------------------------
                                                                    SIX MONTHS       PERIOD FROM
                                                                         ENDED  NOVEMBER 2, 1998
                                                                APRIL 30, 2000                TO
                                                                   (UNAUDITED)  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $       13.60         $      10.00
                                                              -------------         ------------
INVESTMENT ACTIVITIES:
Net investment loss                                                   (0.02)               (0.01)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                        2.16                 3.61
                                                               ------------         ------------
    Total from investment operations                                   2.14                 3.60
                                                               ------------         ------------
DISTRIBUTIONS:
Net realized gains                                                    (0.20)              --
    Total distributions                                               (0.20)              --
Net increase in net asset value                                        1.94                 3.60
                                                               ------------         ------------
NET ASSET VALUE--END OF PERIOD                                 $      15.54         $      13.60
                                                               ------------         ------------
Total Return (excluding sales charges)(d)                             15.82%               36.00%
                                                               ============         ============
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                $      9,489    $           4,594
Ratio of expenses to average net assets (a)                            1.05%                1.05%
Ratio of expenses to average net assets(*) (a)                         1.33%                3.46%
Ratio of net investment income to average net assets (a)              (0.32%)              (0.09%)
Ratio of net investment income to average net assets(*) (a)           (0.60%)              (2.49%)
Portfolio turnover (b)(d)                                             44.74%               65.27%


 (*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
 (a) ANNUALIZED.
 (b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
 (c) FORMERLY KNOWN AS CLASS Y.
 (d) NOT ANNUALIZED.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








36 NATIONWIDE

PRESTIGE FINANCIAL HIGHLIGHTS CONTINUED

                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                        CLASS A SHARES                      CLASS B SHARES
                                                              --------------------------------  ----------------------------------
                                                                                 PERIOD FROM                       PERIOD FROM
PRESTIGE BALANCED FUND                                            SIX MONTHS     NOVEMBER 2,        SIX MONTHS     NOVEMBER 2,
                                                                       ENDED         1998 TO             ENDED         1998 TO
                                                              APRIL 30, 2000     OCTOBER 31,    APRIL 30, 2000     OCTOBER 31,
                                                                 (UNAUDITED)            1999       (UNAUDITED)           1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $      11.13     $      10.00     $      11.20     $      10.00
INVESTMENT ACTIVITIES:
Net investment income                                                 0.13             0.22             0.09             0.13
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                       0.28             1.12             0.29             1.12
                                                              ------------     ------------     ------------     ------------
    Total from investment operations                                  0.41             1.34             0.38             1.25
                                                              ------------     ------------     ------------     ------------
DISTRIBUTIONS:
Net investment income                                                (0.13)           (0.21)           (0.09)           (0.05)
Net realized gains                                                   (0.20)         --                 (0.20)         --
    Total distributions                                              (0.33)           (0.21)           (0.29)           (0.55)
                                                              ------------     ------------     ------------     ------------
Net increase in net asset value                                       0.08             1.13             0.09             1.20
                                                              ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                $      11.21     $      11.13     $      11.29     $      11.20
                                                              ============     ============     ============     ============
Total Return (excluding sales charges)(d)                             3.70%           13.47%            3.37%           12.54%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $      3,246     $      2,532     $      2,333     $      2,107
Ratio of expenses to average net assets (a)                           1.10%            1.10%            1.85%            1.85%
Ratio of expenses to average net assets(*) (a)                        2.61%            3.44%            3.33%            4.25%
Ratio of net investment income to average net assets (a)              2.39%            2.02%            1.61%            1.25%
Ratio of net investment income to average net assets(*) (a)           0.88%           (0.31%)           0.13%           (1.15%)
Portfolio turnover (b)(d)                                           111.42%          205.14%          111.42%          205.14%

                                                               INSTITUTIONAL SERVICE CLASS (c)
                                                              ---------------------------------
                                                                                   PERIOD FROM
PRESTIGE BALANCED FUND                                            SIX MONTHS       NOVEMBER 2,
                                                                       ENDED           1998 TO
                                                              APRIL 30, 2000       OCTOBER 31,
                                                                 (UNAUDITED)              1999
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                             $      11.13     $      10.00
INVESTMENT ACTIVITIES:
Net investment income                                                    0.14             0.22
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                          0.29             1.13
                                                                 ------------     ------------
    Total from investment operations                                     0.43             1.35
                                                                 ------------     ------------
DISTRIBUTIONS:
Net investment income                                                   (0.14)           (0.22)
Net realized gains                                                      (0.20)              --
    Total distributions                                                 (0.34)           (0.22)
                                                                 ------------     ------------
Net increase in net asset value                                          0.09             1.13
                                                                 ------------     ------------
NET ASSET VALUE--END OF PERIOD                                   $      11.22     $      11.13
                                                                 ============     ============
Total Return (excluding sales charges)(d)                                3.89%           13.62%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                  $      3,972     $      3,080
Ratio of expenses to average net assets (a)                              0.95%            0.95%
Ratio of expenses to average net assets(*) (a)                           2.43%            3.30%
Ratio of net investment income to average net assets (a)                 2.53%            2.17%
Ratio of net investment income to average net assets(*) (a)              1.05%           (0.18%)
Portfolio turnover (b)(d)                                              111.42%          205.14%


                                                                      CLASS A SHARES                      CLASS B SHARES
                                                             -------------------------------    -------------------------------
PRESTIGE SMALL CAP FUND                                                         PERIOD FROM                       PERIOD FROM
                                                                  SIX MONTHS     NOVEMBER 2,        SIX MONTHS     NOVEMBER 2,
                                                                       ENDED         1998 TO             ENDED         1998 TO
                                                              APRIL 30, 2000     OCTOBER 31,    APRIL 30, 2000     OCTOBER 31,
                                                                 (UNAUDITED)            1999       (UNAUDITED)           1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $       11.19     $       10.00     $    11.17     $    10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.02)            (0.03)         (0.04)         (0.05)
                                                              -------------     -------------     ----------     ----------
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                        1.74              1.19           1.73           1.22
                                                              -------------     -------------     ----------     ----------
    Total from investment operations                                   1.72              1.22           1.69           1.17
                                                              -------------     -------------     ----------     ----------
DISTRIBUTIONS:
Net investment income                                                  --               (0.03)          --             --
    Total distributions                                               (0.10)               --          (0.10)          --
Net increase in net asset value                                        1.62              1.19           1.59           1.17
                                                              -------------     -------------     ----------     ----------
NET ASSET VALUE--END OF PERIOD                                $       12.81     $       11.19     $    12.76     $    11.17
                                                              =============     =============     ==========     ==========
Total Return (excluding sales charges)(d)                             15.55%            12.18%         15.22%         11.70%
                                                              =============     =============     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $      23,029     $      19,830     $      569    $       215
Ratio of expenses to average net assets (a)                            1.35%             1.35%          2.10%          2.10%
Ratio of expenses to average net assets(*) (a)                         2.05%             2.24%          2.84%          6.57%
Ratio of net investment income to average net assets (a)               0.23%             0.29%          0.97%         (0.46%)
Ratio of net investment income to average net assets(*) (a)           (0.47%)           (0.61%)        (0.23%)        (4.93%)
Portfolio turnover (b)(d)                                             67.78%            81.24%         67.78%         81.24%

                                                               INSTITUTIONAL SERVICE CLASS (c)
                                                             ----------------------------------
PRESTIGE SMALL CAP FUND                                                            PERIOD FROM
                                                                   SIX MONTHS       NOVEMBER 2,
                                                                       ENDED           1998 TO
                                                              APRIL 30, 2000       OCTOBER 31,
                                                                 (UNAUDITED)              1999
---------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                             $      11.20     $      10.00
INVESTMENT ACTIVITIES:
Net investment income (loss)                                            (0.01)           (0.04)
                                                                 ------------     ------------
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                          1.74             1.19
                                                                 ------------     ------------
    Total from investment operations                                     1.73             1.23
                                                                 ------------     ------------
DISTRIBUTIONS:
Net investment income                                                    --              (0.03)
    Total distributions                                                 (0.10)            --
Net increase in net asset value                                          1.63             1.20
                                                                 ------------     ------------
NET ASSET VALUE--END OF PERIOD                                   $      12.83     $      11.20
                                                                 ============     ============
Total Return (excluding sales charges)(d)                               15.56%           12.36%
                                                                 ============     ============
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                                  $      3,441     $      1,759
Ratio of expenses to average net assets (a)                              1.20%            1.20%
Ratio of expenses to average net assets(*) (a)                           1.90%            4.87%
Ratio of net investment income to average net assets (a)                 0.08%           (0.39%)
Ratio of net investment income to average net assets(*) (a)             (0.62%)          (3.27%)
Portfolio turnover (b)(d)                                               67.78%           81.24%

 (*) Ratios calculated as if no expenses were waived or reimbursed.
 (a) Annualized.
 (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
 (c) Formerly known as Class Y.
 (d) Not annualized.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                   NATIONWIDE 37

PRESTIGE FINANCIAL HIGHLIGHTS CONTINUED

                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                            CLASS A SHARES                 CLASS B SHARES
                                                               --------------------------------    ------------------------------
PRESTIGE INTERNATIONAL FUND                                                         PERIOD FROM                       PERIOD FROM
                                                                  SIX MONTHS        NOVEMBER 2,        SIX MONTHS     NOVEMBER 2,
                                                                       ENDED            1998 TO             ENDED         1998 TO
                                                              APRIL 30, 2000        OCTOBER 31,    APRIL 30, 2000     OCTOBER 31,
                                                                 (UNAUDITED)               1999       (UNAUDITED)           1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                          $       11.65       $       10.00     $      11.96     $      10.00
                                                              -------------       -------------     ------------     ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss)                                          (0.06)               0.11            (0.12)            0.07
Net realized gain and unrealized
    appreciation                                                       1.05                1.62             0.18             1.90
                                                              -------------       -------------     ------------     ------------
    Total from investment operations                                   0.99                1.73             0.06             1.97
                                                              -------------       -------------     ------------     ------------
DISTRIBUTIONS:
Net investment income                                               --                    (0.08)         --                 (0.01)
Net realized gains                                                    (0.95)              --             --                 --
                                                              -------------       -------------     ------------     ------------
  Total distributions                                                 (0.95)              (0.08)         --                 (0.01)
                                                              -------------       -------------     ------------     ------------
Net increase in net asset value                                        0.04                1.65             0.06             1.96
                                                              -------------       -------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                $       11.69       $       11.65     $      12.02     $      11.96
                                                              =============       =============     ============     ============
Total Return (excluding sales charges)(d)                              1.25%              17.33%            0.51%           16.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $      15,158       $      13,862     $        211         $     59
Ratio of expenses to average net assets (a)                            1.30%               1.30%            2.05%            2.05%
Ratio of expenses to average net assets(*) (a)                         2.09%               2.87%           (1.67%)           7.59%
Ratio of net investment income to average net assets (a)              (0.97%)              0.59%            2.98%            0.62%
Ratio of net investment income to average net assets(*) (a)           (1.76%)             (0.98%)          (2.60%)          (4.91%)
Portfolio turnover (b)(d)                                             39.07%              27.72%           39.07%           27.72%



                                                                INSTITUTIONAL SERVICE CLASS (c)
                                                             -----------------------------------
PRESTIGE INTERNATIONAL FUND                                                         PERIOD FROM
                                                                  SIX MONTHS        NOVEMBER 2,
                                                                       ENDED            1998 TO
                                                              APRIL 30, 2000        OCTOBER 31,
                                                                 (UNAUDITED)               1999
                                                                 -----------      -------------

NET ASSET VALUE--BEGINNING OF PERIOD                          $      11.67        $       10.00
                                                              ------------        -------------
InvestmentActivities:
Net investment income/(loss)                                         (0.06)                0.14
Net realized gain and unrealized
    appreciation                                                      0.15                 1.61
                                                              ------------        -------------
    Total from investment operations                                  0.09                 1.75
                                                              ------------        -------------
DISTRIBUTIONS:
Net investment income                                                 --                  (0.08)
Net realized gains                                                   (0.05)              --
                                                              ------------        -------------
  Total distributions                                                (0.05)              (0.08)
                                                              ------------        -------------
Net increase in net asset value                                       0.04                1.67
                                                              ------------        -------------
NET ASSET VALUE--END OF PERIOD                                $      11.71        $      11.67
                                                              ============        =============
Total Return (excluding sales charges)(d)                             1.25%             17.57%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                               $      1,052        $       669
Ratio of expenses to average net assets (a)                           1.25%              1.25%
Ratio of expenses to average net assets(*) (a)                        1.97%              6.30%
Ratio of net investment income to average net assets (a)             (0.93%)             1.40%
Ratio of net investment income to average net assets(*) (a)          (1.64%)            (3.65%)
Portfolio turnover (b)(d)                                            39.07%             27.72%


(*) RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(a) ANNUALIZED.
(b) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(c) FORMERLY KNOWN AS CLASS Y.
(d) NOT ANNUALIZED.

    See accompanying notes to financial statements.




38 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended as of March 1, 2000, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds, each with its own investment objectives. This report contains the financial statements and financial highlights of the five funds listed below which comprise the Prestige Advisor Series (the "Funds"). The Funds in the Prestige Advisor Series commenced operations on November 2, 1998:

 -   Prestige Large Cap Value Fund
 -   Prestige Large Cap Growth Fund
 -   Prestige Balanced Fund
 -   Prestige Small Cap Fund
 -   Prestige International Fund

The Funds currently offer Class A, Class B, and Institutional Service Class (formerly known as Class Y) shares. Class A and B shares of the Fund are available to all investors. The Class A shares are pur- chased with a maximum 5.75% front-end sales load. The Class B shares contain a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Institutional Service Class shares have no sales charges and are available to a limited group of investors, such as insurance company separate accounts and tax-exempt employee benefit plans.

Class A and B shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25% and 1.00%, respectively. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

Class A and Institutional Service Class shares also pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the shares.

     (a)  SECURITY VALUATION - ALL FUNDS

          (1) Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          (2) U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

          (3) The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

          (4) Foreign Currency Transactions. Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

               Net realized gains or losses arise from sales of foreign currencies, security transactions, and the difference between the amounts of purchases and sales of securities, income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

          (5) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

               At or before the closing of a forward exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially off- set its contractual obligation to deliver the currency by pur-chasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

               Forward exchange contracts can be used to hedge the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot
               (cash) market to




                                                                   NATIONWIDE 39

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
          APRIL 30, 2000 (UNAUDITED)

               the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          (6) Futures contracts and options traded on a commodities exchange or board of trade are valued the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Futures are used for purposes other than hedging.

          (7) Securities for which reliable market quotations are not avail-able, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

          (8) The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity which are purchased by a fund.

     (b)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

     (c)  FEDERAL INCOME TAXES

Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules. As of the fiscal year ended October 31, 1999, the Large Cap Value Fund had a net capital loss carry forward of $101,097. If unused it will expire in 8 years.

     (d)  DIVIDENDS TO SHAREHOLDERS

          (1) Dividend income, if any, is paid quarterly and is recorded on the ex-dividend date.

          (2) Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax pur-poses are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds. For the fiscal year ended October 31, 1999, the following reclasses were necessary:


                              UNDISTRIBUTED        UNDISTRIBUTED
                              NET INVESTMENT       CAPITAL
                              INCOME               GAIN
-------------------------------------------------------------------
Large Cap Growth              $(33,926)            $33,926
International                 $(23,002)            $23,002

     (e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are allocated to the Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are sub-allocated to the classes based on total shares outstanding of each class.

Direct expenses of a Fund are allocated to that Fund and thus sub- allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees and administrative servicing fees are borne by the specific class of shares to which they apply.

     (f)  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.



 40 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000

 (g) CAPITAL SHARE TRANSACTIONS
       Transactions in class level shares of the Funds were as follows:

                                                      PRESTIGE LARGE CAP VALUE             PRESTIGE LARGE CAP GROWTH
                                             ---------------------------------------------------------------------------------------
                                                                      PERIOD FROM                               PERIOD FROM
                                                   SIX MONTHS         NOVEMBER 2,          SIX MONTHS           NOVEMBER 2,
                                                        ENDED             1998 TO               ENDED              1998 TO
                                               APRIL 30, 2000         OCTOBER 31,      APRIL 30, 2000           OCTOBER 31,
CAPITAL TRANSACTIONS:                              (UNAUDITED)            1999(a)         (UNAUDITED)               1999(a)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Proceeds from shares issued                      $ 16,094,113        $ 30,294,612        $ 14,766,307        $ 40,634,346
  Dividends reinvested                                 286,263              47,051             481,489                --
  Cost of shares redeemed                          (13,925,121)         (3,441,343)        (15,403,464)         (9,077,683)
                                                  ------------        ------------        ------------        ------------
     Change in net assets                         $  2,455,255        $ 26,900,320        $   (155,668)       $ 31,556,663
                                                  ============        ============        ============        ============

CLASS B SHARES:

  Proceeds from shares issued                     $    210,919        $  1,487,920        $  1,923,964        $  2,128,414
  Dividends reinvested                                   1,676               1,352              21,263                --
  Cost of shares redeemed                              (37,369)         (1,438,785)           (189,245)         (1,288,432)
                                                  ------------        ------------        ------------        ------------
     Change in net assets                         $    175,226        $     50,487        $  1,755,982        $    839,982
                                                  ============        ============        ============        ============

INSTITUTIONAL SERVICE CLASS SHARES: (b)

  Proceeds from shares issued                     $  2,676,689        $  2,702,610        $  4,583,218        $  5,802,445
  Dividends reinvested                                  10,833               8,560              77,682                --
  Cost of shares redeemed                           (1,958,984)         (2,044,968)           (520,286)         (1,854,953)
                                                  ------------        ------------        ------------        ------------
     Change in net assets                         $    728,538        $    666,202        $  4,140,614        $  3,947,492
                                                  ============        ============        ============        ============

                                                                       PERIOD FROM                              PERIOD FROM
                                                    SIX MONTHS         NOVEMBER 2,          SIX MONTHS          NOVEMBER 2,
                                                         ENDED             1998 TO               ENDED             1998 TO
                                                APRIL 30, 2000         OCTOBER 31,      APRIL 30, 2000          OCTOBER 31,
 SHARE TRANSACTIONS:                                (UNAUDITED)            1999(a)         (UNAUDITED)              1999(a)
----------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES:

  Issued                                             1,689,691           2,833,811             968,222           3,157,580
  Reinvested                                            29,430               4,668              32,632                --
  Redeemed                                          (1,428,533)           (330,013)         (1,001,919)           (696,705)
                                                  ------------        ------------        ------------        ------------
     Change in shares                                  290,858           2,508,466              (1,065)          2,460,875
                                                  ============        ============        ============        ============

CLASS B SHARES:

  Issued                                                21,943             148,515             128,048             187,850
  Reinvested                                               174                 135               1,454                --
  Redeemed                                              (3,885)           (133,468)            (12,370)           (100,488)
                                                  ------------        ------------        ------------        ------------
     Change in shares                                   18,232             15, 182             117,132              87,362
                                                  ============        ============        ============        ============

INSTITUTIONAL SERVICE CLASS SHARES: (b)

  Issued                                               277,053             259,315             300,672             482,762
  Reinvested                                             1,115                 814              52,650                --
  Redeemed                                            (200,398)           (187,195)            (33,405)           (144,797)
                                                  ------------        ------------        ------------        ------------
     Change in shares                                   77,770              72,934             272,532             337,965
                                                  ============        ============        ============        ============


(a) COMMENCED OPERATIONS ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y SHARES.

                                                                   NATIONWIDE 41

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000

 (g) CAPITAL SHARE TRANSACTIONS

                                                                  PRESTIGE BALANCED                         PRESTIGE SMALL CAP
                                                          ---------------------------------       ---------------------------------
                                                                               PERIOD FROM                              PERIOD FROM
                                                            SIX MONTHS         NOVEMBER 2,          SIX MONTHS          NOVEMBER 2,
                                                                 ENDED             1998 TO               ENDED             1998 TO
                                                        APRIL 30, 2000         OCTOBER 31,      APRIL 30, 2000          OCTOBER 31,
CAPITAL TRANSACTIONS:                                       (UNAUDITED)            1999(a)         (UNAUDITED)              1999(a)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
    Proceeds from shares issued                            $    760,576        $  2,460,604        $ 10,534,446        $ 21,511,277
    Dividends reinvested                                         82,384              40,667             174,508               9,206
    Cost of shares redeemed                                    (152,462)           (162,529)        (10,416,901)         (1,967,495)
                                                           ------------        ------------        ------------        ------------
       Change in net assets                                $    690,498        $  2,338,742        $    292,053        $ 19,552,988
                                                           ============        ============        ============        ============

CLASS B SHARES:
    Proceeds from shares issued                                 169,549        $  1,896,555        $    384,078        $  1,209,089
    Dividends reinvested                                         54,760               8,769               2,311                --
    Cost of shares redeemed                                     (16,705)             (1,201)            (60,159)         (1,120,100)
                                                           ------------        ------------        ------------        ------------
       Change in net assets                                $    207,604        $  1,904,123        $    326,230        $     88,989
                                                           ============        ============        ============        ============
INSTITUTIONAL SERVICE CLASS SHARES: (b)
    Proceeds from shares issued                            $  1,547,307        $  3,000,573        $  3,143,294        $  3,642,673
    Dividends reinvested                                         99,857              53,407              17,981               5,006
    Cost of shares redeemed                                    (805,371)           (191,713)         (1,739,297)         (2,065,904)
                                                           ------------        ------------        ------------        ------------
       Change in net assets                                $    868,793        $  2,862,267        $  1,421,978        $  1,581,775
                                                           ============        ============        ============        ============
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               PERIOD FROM                              PERIOD FROM
                                                            SIX MONTHS          NOVEMBER 2,          SIX MONTHS          NOVEMBER 2,
                                                                 ENDED              1998 TO               ENDED             1998 TO
                                                        APRIL 30, 2000          OCTOBER 31,      APRIL 30, 2000          OCTOBER 31,
SHARE TRANSACTIONS:                                        (UNAUDITED)             1999(a)          (UNAUDITED)              1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
    Issued                                                       68,196             238,374             802,587           1,948,238
    Reinvested                                                    7,402               3,764              14,877                 860
    Redeemed                                                    (13,683)            (14,591)           (793,012)           (176,472)
                                                           ------------        ------------        ------------        ------------
       Change in shares                                          61,915             227,547              24,452           1,772,626
                                                           ============        ============        ============        ============
CLASS B SHARES:

    Issued                                                       15,160             187,391              29,752             119,232
    Reinvested                                                    4,893                 820                 197                --
    Redeemed                                                     (1,508)               (106)             (4,555)           (100,009)
                                                           ------------        ------------        ------------        ------------
       Change in shares                                          18,545             188,105              25,394              19,223
                                                           ============        ============        ============        ============

INSTITUTIONAL SERVICE CLASS SHARES: (b)
    Issued                                                      141,432             289,012             235,751             342,994
    Reinvested                                                    8,971               4,942               1,532                 489
    Redeemed                                                    (72,972)            (17,279)           (126,258)           (186,383)
                                                           ------------        ------------        ------------        ------------
       Change in shares                                          77,431             276,675             111,025             157,100
                                                           ============        ============        ============        ============

(a) COMMENCED OPERATIONS ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y SHARES.

42     NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
         APRIL 30, 2000


                                                                          PRESTIGE INTERNATIONAL
                                                            ------------------------------------------------
                                                             SIX MONTHS ENDED                  PERIOD FROM
                                                             APRIL 30, 2000(a)         NOVEMBER 2, 1998 TO
CAPITAL TRANSACTIONS:                                              (UNAUDITED)          OCTOBER 31, 1999(a)
------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
  Proceeds from shares issued                                    $ 18,835,001                 $ 16,120,547
  Dividends reinvested                                                129,342                        7,779
  Cost of shares redeemed                                         (17,734,467)                  (2,635,325)
                                                                 ------------                 ------------
     Change in net assets                                        $  1,229,876                 $ 13,493,001
                                                                 ============                 ============
CLASS B SHARES:

  Proceeds from shares issued                                    $    167,016                 $  1,056,059
  Dividends reinvested                                                    594                          653
  Cost of shares redeemed                                             (12,773)                  (1,152,949)
                                                                 ------------                 ------------
     Change in net assets                                        $    154,837                 $    (96,237)
                                                                 ============                 ============
INSTITUTIONAL SERVICE CLASS SHARES: (b)

  Proceeds from shares issued                                    $  1,533,633                 $  2,991,251
  Dividends reinvested                                                  6,800                       10,373
  Cost of shares redeemed                                          (1,160,478)                  (2,531,690)
                                                                 ------------                 ------------
     Change in net assets                                        $    379,955                 $    469,934
                                                                 ============                 ============

------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                 PERIOD FROM
                                                              APRIL 30, 2000(a)         NOVEMBER 2, 1998 TO
SHARE TRANSACTIONS:                                                 (UNAUDITED)         OCTOBER 31, 1999(a)
------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
  Issued                                                            1,578,776                    1,418,382
  Reinvested                                                           10,725                          725
  Redeemed                                                         (1,481,318)                    (229,251)
                                                                 ------------                 ------------
     Change in shares                                                 108,183                    1,189,856
                                                                 ============                 ============

CLASS B SHARES:

  Issued                                                               13,625                      104,928
  Reinvested                                                               48                           63
  Redeemed                                                             (1,058)                    (100,084)
                                                                 ------------                 ------------
     Change in shares                                                  12,615                        4,907
                                                                 ============                 ============

INSTITUTIONAL SERVICE CLASS SHARES: (b)

  Issued                                                              129,293                      277,799
  Reinvested                                                              563                          966
  Redeemed                                                            (97,340)                    (221,437)
                                                                 ------------                 ------------
     Change in shares                                                  32,516                       57,328
                                                                 ============                 ============

(a) COMMENCED OPERATIONS ON NOVEMBER 2, 1998.
(b) FORMERLY KNOWN AS CLASS Y SHARES.

                                                                   NATIONWIDE 43

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. The subadvisers manage the Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. Under the terms of the investment advisory agree- ment, each Fund pays VMF a management fee, based on the Fund's average daily net assets. From such fees, pursuant to the sub- advisory agreements, VMF pays fees to the applicable subadviser. Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the six-month period ended April 30, 2000:

       FUND AND                 TOTAL ADVISORY   ADVISORY FEES   SUBADVISORY            FEE          TOTAL      FEES      PAID TO
       SUBADVISOR                   FEES(*)        RETAINED(*)    FEES PAID        SCHEDULE          FEES     RETAINED   SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Value                    $ 107,162        $ 57,153      $ 50,009     Up to $100 million    0.75%     0.40%       0.35%
- Brinson Partners, Inc.                                                     $100 million or more    0.70%     0.40%       0.30%
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Growth                   $ 179,924        $ 89,962      $ 89,962     Up to $150 million    0.80%     0.40%       0.40%
- Goldman Sachs                                                              $150 million or more    0.70%     0.40%       0.30%
    Asset Management
------------------------------------------------------------------------------------------------------------------------------------

Balanced                           $  32,109        $ 17,125      $ 14,984     Up to $100 million    0.75%     0.40%       0.35%
- J.P. Morgan Investment                                                     $100 million or more    0.70%     0.40%       0.30%
    Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Small Cap                          $ 116,126        $ 48,895      $ 67,231     Up to $100 million    0.95%     0.40%       0.55%
-INVESCO Management & Research, Inc.                                         $100 million or more    0.80%     0.40%       0.40%
------------------------------------------------------------------------------------------------------------------------------------

International                      $  66,438        $ 31,265      $ 35,173     Up to $200 million    0.85%     0.40%       0.45%
- Lazard Asset Management                                                    $200 million or more    0.80%     0.40%       0.40%
------------------------------------------------------------------------------------------------------------------------------------

(*)Before waivers

VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Rule 12b-1 and Administrative Service Fees) of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of share for the six-month period ended April 30, 2000:

                                                                                Expense Caps
                                                -------------------------------------------------------------------
                                                                                                   Institutional
                 Fund                             Class A Shares             Class B Shares         Service Class
-----------------------------------------------------------------------------------------------------------------------------------
               Large Cap Value                        1.15%                    1.90%                    1.00%
               Large Cap Growth                       1.20%                    1.95%                    1.05%
               Balanced                               1.10%                    1.85%                    0.95%
               Small Cap                              1.35%                    2.10%                    1.20%
               International                          1.30%                    2.05%                    1.25%

44 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

During the six-month period ended April 30, 2000, VMF reduced expenses for the Funds as follows:

                                                                                              TOTALFEES/
                                                                           OTHER FEES/          EXPENSES
                                          TOTAL FUND           FEES          EXPENSES            WAIVED/        NET FUND
                 FUND                       EXPENSES          WAIVED       REIMBURSED         REIMBURSED        EXPENSES
------------------------------------------------------------------------------------------------------------------------
                 Large Cap Value          $ 224,800        $  60,381       $        -         $  60,381      $  164,419
                 Large Cap Growth           334,161           61,528                -            61,528         272,633
                 Balanced                   116,435           63,683                -            63,683          52,752
                 Small Cap                  249,655           85,400                -            85,400         164,255
                 International              163,165           61,392                -            61,392         101,773

Each waiver of advisory fees and/or assumption of other expenses by VMF for a Fund is subject to a possible reimbursement by that Fund at a later date when the Fund has reached a sufficient asset size if such reimbursement can be achieved within the foregoing annual expense limitations.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A and Class B shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B shares. For the six-month period ended April 30, 2000, the Funds paid distribution fees as follows:


                 FUND                             CLASS A SHARES                     CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------
                 Large Cap Value                        $ 34,154                           $  1,174
                 Large Cap Growth                         44,678                             11,001
                 Balanced                                  3,627                             11,064
                 Small Cap                                26,624                              1,928
                 International                            18,270                                619

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their Class A shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. For the six-month period ended April 30, 2000, the commissions were collected as follows:

                 FUND                                             CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------------
                  Large Cap Value                                       $  4,370
                  Large Cap Growth                                        44,307
                  Balanced                                                 9,239
                  Small Cap                                               14,366
                  International                                            2,476













                                                                   NATIONWIDE 45

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

NAS receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected on for the six-month period ended April 30, 2000, on redemptions of Class B Shares were as follows:

                 FUND                                             CLASS B SHARES
--------------------------------------------------------------------------------
                 Large Cap Value                                      $  6,241
                 Large Cap Growth                                       61,809
                 Balanced                                                6,110
                 Small Cap                                              13,446

     Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various adminis-trative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the six- month period ended April 30, 2000, the Funds paid fund administration fees according to the following schedule:

                                                                     FUND ADMINISTRATION                       FUND ADMINISTRATION
                 FUND                                                              FEE(*)                             FEE SCHEDULE
-----------------------------------------------------------------------------------------------------------------------------------
                  Large Cap Value                                               $  37,407                  Up to $250 million  0.10%
                  Large Cap Growth                                                 37,407                   Next $750 million  0.06%
                  Balanced                                                         37,407              On $1 billion and more  0.04%
                  Small Cap                                                        37,407
                  International                                                    37,407


                  (*)The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees at $18 per account for Class A and Class B shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

46 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub- accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class shares. For the six-month period ended April 30, 2000, the Funds paid the following administrative services fees:

                                                                                            INSTITUTIONAL
                                                         CLASS A SHARES              SERVICE CLASS SHARES
                                -------------------------------------------------------------------------

                  Large Cap Value                             $  20,414                          $  1,305
                  Large Cap Growth                               25,672                             8,885
                  Balanced                                          308                             1,925
                  Small Cap                                      15,813                             3,611
                  International                                  10,993                             1,141

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the six-month period ended April 30, 2000, are summarized as follows:

                                       NON U.S. GOVERNMENT                     U.S. GOVERNMENT
                                           SECURITIES                             SECURITIES
                                -------------------------------        ------------------------------
                                   PURCHASES              SALES          PURCHASES              SALES

     Large Cap Value             $20,004,434        $13,671,448         $       -         $         -
     Large Cap Growth             22,074,199         20,128,903                 -                   -
     Balanced                      2,537,224          1,675,738          8,062,158          7,759,314
     Small Cap                    18,923,158         16,397,996                 -                   -
     International                 7,060,425          5,885,619                 -                   -





                                                                   NATIONWIDE 47

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

      Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 1999, are as follows:

                                             GROSS                     GROSS                      NET
                                        UNREALIZED                UNREALIZED               UNREALIZED
                                      APPRECIATION            (DEPRECIATION)             APPRECIATION
-----------------------------------------------------------------------------------------------------
Large Cap Value                        $2,214,006              $ (1,936,123)              $  277,883
Large Cap Growth                        9,594,373                (2,932,563)               6,661,811
Balanced                                1,081,698                  (483,479)                 598,219
Small Cap                               4,140,072                (2,214,961)               1,925,110
International                           1,296,654                (1,038,234)                 258,420

The Large Cap Growth and Large Cap Value Fund engaged in trading financial futures contracts. Each of these Funds is exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" such futures on a daily basis to reflect the changes in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of any amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contracts and the price at which the futures contract was originally struck. The Fund's purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

Restricted cash represents collateral for the Funds' investments in futures trading.










48     NATIONWIDE

TRUSTEES

Dimon R. McFerson         Sue A. Doody                 Douglas F. Kridler
Chairman                  Columbus, Ohio               Columbus, Ohio
Columbus, Ohio
                          Robert M. Duncan             Arden L. Shisler
Dr. John C. Bryant        Columbus, Ohio               Dublin, Ohio
Cincinnati, Ohio
                          Dr. Thomas J. Kerr, IV       David C. Wetmore
Dr. C. Brent DeVore       Westerville, Ohio            Reston, Virginia
Westerville, Ohio


OFFICERS

James F. Laird, Jr. - Treasurer
Elizabeth A. Davin - Secretary
Alaina V. Metz - Assistant Secretary
Patricia J. Smith - Assistant Secretary
Charles S. Bath - Assistant Treasurer
Taylor E. Drake - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Edwin P. McCausland, Jr. - Assistant Treasurer
Karen R. Tackett - Assistant Treasurer
Nancy A. Wiser - Assistant Treasurer

INVESTMENT ADVISER
Villanova Mutual Fund Capital Trust
Three Nationwide Plaza
Columbus, Ohio
43216-1492

TRANSFER AGENT
Nationwide Investors Services, Inc.
P.O. Box 1492
Columbus, Ohio  43216-1492


CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio  43215-2220

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio  43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio  43215-2220


--------------------------------------------------------------------------------
This report is for the information of shareholders of the Nationwide(R) Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the funds.

Nationwide(R) is a registered Federal Service mark of Nationwide Mutual Insurance Company.